     As Filed With the Securities and Exchange Commission on April 16, 2003

                                             1933 Act Registration No. 333-10805
                                             1940 Act Registration No. 811-07785
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 11 [X]

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 22           [X]



                LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
                           (Exact Name of Registrant)
                      Group Variable Annuity I, II, & III


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                               (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, Including Area Code:  1-800-893-7168

                           Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                             Brian M. Burke, Esquire
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801


            Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 2003, pursuant to paragraph (b) of Rule 485

     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [_] on ______________ pursuant to paragraph (a)(1) of Rule 485


                     Title of securities being registered:
      Interests in a separate account under group flexible premium deferred variable annuity contracts.


If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Lincoln Life & Annuity Variable Annuity Account L
Group Variable Annuity Contracts I, II, & III

Servicing Office:                          Home Office:
Lincoln Life & Annuity Company of New York Lincoln Life & Annuity Company of New York
P.O. Box 9737                              100 Madison Street, Suite 1860
Portland, ME 04104-5037                    Syracuse, NY 13202
(800) 893-7168                             www.LincolnRetirement.com.


This Prospectus describes group annuity contracts and individual certificates issued by Lincoln Life & Annuity Company of New York (LNY), a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). They are for use with qualified and non-qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate account value and, as permitted by the plan for which the contractowner purchases the contract, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity commencement date, we pay the beneficiary or the plan a death benefit.


If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If a participant allocates contributions to the fixed account, we guarantee principal and a minimum interest rate.

All contributions for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account L (variable annuity account [VAA]). The VAA is a segregated investment account of LNY. If a participant puts all or some contributions into one or more of the contract's subaccounts, the participant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the selected subaccounts. We do not guarantee how any of the subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees investment in the contract.

The available subaccounts, and the funds in which they invest, are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the investment objectives, policies and risks of the funds please refer to the Prospectuses for the funds.




American Century Variable Portfolios (VP)


   Balanced Fund Class I


American Funds Insurance Series(R)


   Growth Fund Class 2


   International Fund Class 2


AllianceBernstein Variable Products Series Fund (VP)


   Growth Portfolio Class B


   Technology Portfolio Class B


Baron Capital Funds Trust


   Baron Capital Asset Fund Insurance Shares


Delaware VIP Trust


   Delaware VIP REIT Series Service Class


   Delaware VIP Trend Series Service Class


Dreyfus Stock Index Fund Initial Class


Dreyfus Variable Investment Fund (VIF)


   Developing Leaders Portfolio Initial Class (formerly Small Cap)


Fidelity(R) Variable Insurance Products (VIP)


   Asset Manager Portfolio Initial Class


   Contrafund(R) Portfolio Service Class 2


   Equity-Income Portfolio Initial Class


   Growth Portfolio Initial Class


Janus Aspen Series


   Worldwide Growth Portfolio Institutional Shares


Lincoln Variable Insurance Products Trust (VIP)


   Aggressive Growth Fund Standard Class


   Capital Appreciation Fund Standard Class


   Growth and Income Fund Standard Class


   Social Awareness Fund Standard Class


Neuberger Berman Advisors Management Trust (AMT)


   Mid-Cap Growth Portfolio


   Partners Portfolio


T. Rowe Price International Stock Portfolio





This Prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. Please review the Prospectuses for the funds that accompany this prospectus, and keep them for reference.


Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information (SAI), dated the same date as this Prospectus, has more information about the contracts and certificates. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037, or call 1-800-893-7168. The SAI and other information about LNY and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2003

Table of contents

                     Item                              Page
                     --------------------------------------
                     Special terms                       2
                     --------------------------------------
                     Expense tables                      3
                     --------------------------------------
                     Summary                             6
                     --------------------------------------
                     Investment results                  7
                     --------------------------------------
                     Financial statements                7
                     --------------------------------------
                     Lincoln Life & Annuity Company of
                     New York                            7
                     --------------------------------------
                     Fixed side of the contract          7
                     --------------------------------------
                     Variable annuity account (VAA)      7
                     --------------------------------------
                     Investments of the VAA              8
                     --------------------------------------
                     Charges and other deductions       10
                     --------------------------------------
                     The contracts                      12
                     --------------------------------------
                     Annuity payouts                    17
                     --------------------------------------


               Item                                          Page
               --------------------------------------------------
               Federal tax matters                            18
               --------------------------------------------------
               Voting rights                                  21
               --------------------------------------------------
               Distribution of the contracts                  21
               --------------------------------------------------
               Return privilege                               21
               --------------------------------------------------
               State regulation                               22
               --------------------------------------------------
               Records and reports                            22
               --------------------------------------------------
               Other information                              22
               --------------------------------------------------
               Legal Proceedings                              22
               --------------------------------------------------
               Group Variable Annuity Contracts I, II, & III
               Statement of Additional Information
               Table of contents                              23
               --------------------------------------------------
               Appendix A -- Condensed financial
                 information                                 A-1
               --------------------------------------------

Special terms


In this prospectus the following terms have the indicated meanings.


Account or variable annuity account (VAA)--The segregated investment account, Account L, into which LNY sets aside and invests the assets for the variable side of the contracts offered in this Prospectus.

Account value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit--A measure used to calculate account value for the variable side of the contract.

Annuitant--The person on whose life the annuity benefit payments made after an annuity commencement date are based.

Annuity commencement date--The date on which LNY makes the first annuity payout to the annuitant.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of each annuity payout for the variable side of the contract after an annuity commencement date.

Beneficiary--The person the participant chooses to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner--The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions--Amounts paid into the contract.

Death benefit--An amount payable to a designated beneficiary if a participant dies before his or her annuity commencement date.

LNY (we, us, our)--Lincoln Life & Annuity Company of New York.

Participant--An employee or other person affiliated with the contractowner on whose behalf we maintain an account under the contract.

Participation year--A 12 month period starting with the date we receive the first contribution on behalf of a participant and on each anniversary after that.

Plan--The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables



The following tables describe the fees and expenses that contractowners/participants will pay when buying, owning, and surrendering the contract.



The first table describes the fees and expenses that contractowners/participants will pay at the time that they buy the contract, surrender the contract, or transfer account value between investment options and/or the fixed account. State premium taxes may also be deducted.



Contractowner/Participant Transaction Expenses for GVA I, II, & III:



   The maximum surrender charge (contingent deferred sales charge) (as a percentage of account value withdrawn):



                                                       GVA I GVA II GVA III
                                                       ----- ------ -------
                                                        5%*   6%*    None



* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See "Charges and other deductions--Surrender charge".



Annual account fee (per participant):  $25




Systematic withdrawal option fee:  $30



The annual account fee may be paid by an employer on behalf of participants. It is not charged during the annuity period.



We may reduce or waive these charges in certain situations. See "Charges and other deductions" and "The contracts."



The next table describes the fees and expenses that contractowners/participants will pay periodically during the time that they own the contract, not including fund fees and expenses.



Account L annual expenses for GVA I, II, & III subaccounts:


(as a percentage of average daily net assets in the subaccounts):


Mortality and expense risk charge:  1.00%







The next item shows the minimum and maximum total annual operating expenses charged by the funds that contractowners/participants may pay periodically during the time that they own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



       Total Annual Fund Operating Expenses               Minimum Maximum
       (expenses that are deducted from fund assets,
         including management fees,
       distribution (12b-1) fees, and other expenses)      .27%    1.46%
       Net Total Annual Fund Operating Expenses (after
       contractual waivers/reimbursements)                 .27%    1.46%

The following table shows the expenses charged by each fund for the year ended December 31, 2002:


(as a percentage of each fund's average net assets):




                                                                                                             Total
                                                                                                             Contractual
                                           Management                    Other               Total           Waivers/
                                           Fees                          Expenses            Expenses        Reimburse-
                                           (before any                   (before any         (before any     ments or
                                           waivers/            12b-1     waivers/            waivers/        Recoupment
                                           reimbursements) +   Fees  +   reimbursements) =   reimbursements) (if any)
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth Portfolio
 (Class B)                                      0.75%          0.25%          0.13%               1.13%
-------------------------------------------------------------------------------------------------------------------------

 AllianceBernstein VP Technology Portfolio
 (Class B)                                      1.00%          0.25%          0.21%               1.46%
-------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund               0.90%          0.00%          0.00%               0.90%
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund (Class 2)            0.38%          0.25%          0.02%               0.65%
-------------------------------------------------------------------------------------------------------------------------
American Funds International Fund
 (Class 2)                                      0.57%          0.25%          0.06%               0.88%
-------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund (Insurance
 Shares)                                        1.00%          0.25%          0.17%               1.42%
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Service
 Class)/1/                                      0.75%          0.25%          0.09%               1.09%
-------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Service
 Class)/2/                                      0.75%          0.25%          0.09%               1.09%
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Initial Class)        0.25%          0.00%          0.02%               0.27%
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders
 Portfolio (formerly Small Cap)
 (Initial Class)                                0.75%          0.00%          0.06%               0.81%
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager Portfolio
 (Initial Class)                                0.53%          0.00%          0.10%               0.63%
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 (Service Class 2)                              0.58%          0.25%          0.10%               0.93%
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio
 (Initial Class)                                0.48%          0.00%          0.09%               0.57%
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
 Portfolio (Initial Class)                      0.58%          0.00%          0.09%               0.67%
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)                          0.65%          0.00%          0.05%               0.70%
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth Fund
 (Standard Class)/3/                            0.74%          0.00%          0.16%               0.90%
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/3/                            0.73%          0.00%          0.09%               0.82%
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income Fund
 (Standard Class)                               0.32%          0.00%          0.06%               0.38%
-------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund
 (Standard Class)/3/                            0.35%          0.00%          0.08%               0.43%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio                                      0.84%          0.00%          0.11%               0.95%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio         0.83%          0.00%          0.08%               0.91%
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock
 Portfolio                                      1.05%          0.00%          0.00%               1.05%
-------------------------------------------------------------------------------------------------------------------------


                                           Total
                                           Expenses
                                           (after
                                           Contractual
                                           Waivers/
                                           Reimburse-
                                           ments or
                                           Recoupment)
------------------------------------------------------
AllianceBernstein VP Growth Portfolio
 (Class B)
------------------------------------------------------

 AllianceBernstein VP Technology Portfolio
 (Class B)
------------------------------------------------------
American Century VP Balanced Fund
------------------------------------------------------
American Funds Growth Fund (Class 2)
------------------------------------------------------
American Funds International Fund
 (Class 2)
------------------------------------------------------
Baron Capital Asset Fund (Insurance
 Shares)
------------------------------------------------------
Delaware VIP REIT Series (Service
 Class)/1/
------------------------------------------------------
Delaware VIP Trend Series (Service
 Class)/2/
------------------------------------------------------
Dreyfus Stock Index Fund (Initial Class)
------------------------------------------------------
Dreyfus VIF Developing Leaders
 Portfolio (formerly Small Cap)
 (Initial Class)
------------------------------------------------------
Fidelity(R) VIP Asset Manager Portfolio
 (Initial Class)
------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 (Service Class 2)
------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio
 (Initial Class)
------------------------------------------------------
Fidelity(R) VIP Growth
 Portfolio (Initial Class)
------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)
------------------------------------------------------
Lincoln VIP Aggressive Growth Fund
 (Standard Class)/3/
------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/3/
------------------------------------------------------
Lincoln VIP Growth and Income Fund
 (Standard Class)
------------------------------------------------------
Lincoln VIP Social Awareness Fund
 (Standard Class)/3/
------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio
------------------------------------------------------
Neuberger Berman AMT Partners Portfolio
------------------------------------------------------
T. Rowe Price International Stock
 Portfolio
------------------------------------------------------



(1)The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2003 through April 30, 2004, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.



(2)The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2003 through April 30, 2004, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.



(3)The fees and expenses shown in the table have been restated to reflect a new management agreement effective January 1, 2003, which shareholders approved on December 9, 2002, and a new administration agreement that also became effective January 1, 2003. The aggregate fees and expenses charged to the fund pursuant to the new agreement are higher than title fees and expenses previously charged to the fund.

EXAMPLES



This Example is intended to help contractowners/participants compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner/participant transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:



                                      GVA I
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            765   1,314   1,891    2,954

                                     GVA II
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            867    1422    2005    3,210

                                     GVA III
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            252     776    1326     2826



2) If you do not surrender your contract at the end of the applicable time period:



                                      GVA I
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            252     776   1,326    2,826

                                     GVA II
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            252     776   1,326    2,826

                                     GVA III
                         1 year 3 years 5 years 10 years
                         ------ ------- ------- --------
                            252     776   1,326    2,826





The Expense Tables reflect expenses of the VAA as well as the maximum fees and expenses of any of the funds. We provide these examples, which are unaudited to show the direct and indirect costs and expenses of the contract.



For more information, see "Charges and other deductions" in the Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract is this? It is a group variable annuity contract between the contractowner and LNY. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts."

What is the variable annuity account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which LNY may conduct. See the "Variable annuity account."


What are the contract's investment choices? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA--Description of the funds."



Who advises the Funds? Several different investment advisers manage the funds. See "Investments of the VAA--Description of the funds."


How do the contracts work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accumulation units. If the participant decides to purchase retirement income payments, we convert accumulation units to annuity units. Retirement income payments will be based on the number of annuity units received and the value of each annuity unit on payout days. See "The contracts" and "Annuity payouts."

What charges do I pay under the contract? If participants in GVA I or GVA II withdraw account value, a surrender charge applies of 0-5% of the gross withdrawal amount for all GVA I contracts and for GVA II contracts issued to plans subject to ERISA, depending on how many participation years the participant has been in the contract. For GVA II contracts issued to plans that are not subject to ERISA, a surrender charge of 6% applies regardless of the number of participation years. We may reduce or waive surrender charges in certain situations. See "Charges and other deductions--Surrender charge for GVA I and GVA II."

There is no surrender charge for GVA III.

We charge an annual administration charge of $25 per participant account. We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.00% to the daily net asset value of the VAA. See "Charges and other deductions."

The funds' investment management fees, 12b-1 fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

What contributions are necessary, and how often?
Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See "The contracts--Contributions."

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See Annuity payout options.
Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before he or she annuitizes? The beneficiary has options as to how any death benefit is paid. See "The contracts--Death benefit before the annuity commencement date."


May participants transfer account value between subaccounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the plan. See "The contracts--Transfers on or before the annuity commencement date and "Transfers after the annuity commencement date."


May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements, to the restrictions of any plan, and to certain restrictions under GVA III. See "Charges and other deductions." Under GVA III, a participant may not transfer more than 20% of his or her fixed account holdings to the VAA each year, unless the participant intends to liquidate their fixed account value. Under GVA III, liquidation of the entire fixed account value must be over 5 annual installments. See "Fixed account withdrawal/transfer limits for GVA III." The contractowner must also approve participant withdrawals under Section 401(a) plans and plans subject to Title I of ERISA. Certain charges may apply. See "Charges and other deductions." A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Revenue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See "Federal tax matters."

Do participants get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the active life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less withdrawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See "Return privilege."


Where may I find more information about accumulation unit values? The Appendix to this Prospectus provides more information about accumulation unit values.

Investment results

The VAA advertises the annual performance of the sub-accounts for the funds on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.

For additional information about performance calculations, please refer to the SAI.

Financial statements


The financial statements for the VAA and LNY are located in the SAI. You may obtain a free copy by writing Lincoln Life & Annuity Company, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037 or by calling 1-800-893-7168.


Lincoln Life & Annuity Company of New York




LNY is a New York-domiciled life insurance company founded on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


Fixed side of the contract

Contributions allocated to the fixed account become part of LNY's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, LNY has not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and has not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are subject to regulation under the 1933 Act or the 1940 Act. LNY has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

Contributions allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. LNY may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LNY'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Under GVA III, special limits apply to transfers and withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."

Variable annuity account (VAA)

On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or LNY. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of LNY. LNY is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner and participants, are LNY's. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. Contractowners and participants, as applicable, assume the full investment risk for all amounts placed in the VAA.

Investments of the VAA

The contractowner decides which of the subaccounts available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may be changed without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.

Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's adviser. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Description of the funds

Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information can be obtained from the current Prospectus for the fund, which is included in this booklet. You should read each fund prospectus carefully before investing. There is no assurance that any of the funds will achieve its stated objective.



AllianceBernstein VP Growth Portfolio (AVP Growth Subaccount)--Seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time. Alliance Capital Management, L.P. serves as the Fund's investment adviser.



AllianceBernstein VP Technology Portfolio (AVP Technology Subaccount)--Seeks to emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). Alliance Capital Management, L.P. serves as the Fund's investment adviser.



American Century VP Balanced Fund (Balanced Subaccount)--Seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks and the remainder balance in bonds and other fixed income securities. American Century Investment Management, Inc. is the investment manager of this portfolio.







American Funds Growth Fund (Growth Subaccount)--Seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.



American Funds International Fund (International Subaccount)--Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Capital Research and Management Company serves as the Fund's investment adviser.



Baron Capital Asset Fund (Small Cap Growth Subaccount)--Seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment adviser.



Delaware VIP REIT Series (Real Estate Subaccount)--Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). Delaware Management Company serves as the Fund's Investment adviser.



Delaware VIP Trend Series (Trend Subaccount)--Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. Delaware Management Company serves as the Fund's Investment adviser.



Dreyfus Stock Index Fund (Index Subaccount)--Seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index.

The Fund may also use stock index futures as a substitute for the sale or purchase of securities. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the fund. The Dreyfus Corporation acts as the Fund manager.



Dreyfus VIF-Developing Leaders Portfolio (Formerly Small Cap) (Small Cap Subaccount)--Seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its assets in the stocks of small-cap companies which are companies with total market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings. The Dreyfus Corporation acts as the Fund manager.





Fidelity(R) VIP-Asset Manager Portfolio (Asset Manager Subaccount)--Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and money market instruments. Fidelity Management & Research Company ("FMR") is the investment manager of this portfolio.



Fidelity(R) VIP-Contrafund(R) Portfolio (VIP II Contrafund(R)
Subaccount)--Seeks long-term capital appreciation. FMR is the investment manager of this portfolio.



Fidelity(R) VIP-Equity-Income Portfolio (Equity-Income Subaccount)--Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500(R)). FMR is the investment manager of this portfolio.



Fidelity(R) VIP-Growth Portfolio (Growth I Subaccount)--Seeks to achieve capital appreciation. FMR is the investment manager of this portfolio.



Fidelity VIP-Money Market Portfolio (Pending Allocation Account)--Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio, into which initial contributions are invested pending LNY's receipt of a complete order. see "The contracts."



Janus Aspen Worldwide-Growth Portfolio (Global Growth Subaccount)--Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country. Janus Capital Management LLC serves as the Portfolio's investment adviser.





Lincoln VIP Aggressive Growth Fund (Mid Cap Growth I Subaccount)--Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies. Delaware Management Company is the Fund's investment adviser, and Putnam Investment Management, LLC is the Fund's sub-advisor.



Lincoln VIP Capital Appreciation Fund (Capital Appreciation Subaccount)--Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium-sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds. Delaware Management Company is the Fund's investment adviser, and Janus Capital Management LLC is the Fund's sub-advisor.





Lincoln VIP Growth and Income Fund (Growth and Income Subaccount)--Seeks long-term capital appreciation. The fund invests in a diversified portfolio of stocks primarily of large-sized U.S. companies and to a smaller degree may hold stocks of medium-sized U.S. companies. Delaware Management Company is the Fund's investment adviser.



Lincoln VIP Social Awareness Fund (Social Awareness Subaccount)--Seeks long-term capital appreciation. The fund buys stocks of large- and medium-sized companies which adhere to certain specific social criteria. Delaware Management Company is the Fund's investment adviser.



Neuberger Berman AMT-Mid-Cap Growth Portfolio (AMT Mid-Cap Growth)--Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach. Neuberger Berman Management Incorporated serves as the Portfolio's investment advisor. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.



Neuberger Berman AMT-Partners Portfolio (AMT Mid-Cap Value Subaccount)--Seeks capital growth by investing mainly in common stocks of mid- to large-capitalization established companies using the value-oriented investment approach. Neuberger Berman Management Incorporated serves as the Portfolio's investment advisor. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.



T. Rowe Price International Stock Portfolio (International Stock
Subaccount)--Seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. T. Rowe Price International, Inc. is the investment manager of this portfolio.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly or quarterly. This fee is based on the net assets of each fund, defined under Purchase and Redemption of Shares, in the Prospectus for the fund.


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate LNY (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from the funds. Some funds may compensate us significantly more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by LNY (or an affiliate).


Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If a participant wants to transfer all or part of his or her account balance from one subaccount to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to LNY and may be sold to other insurance companies for investment of assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insurance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The funds' Directors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners or participants. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners and participants.

Substitutions may be made with respect to existing investments or the investments of future contributions, or both. We may close subaccounts to allocations of contributions or account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We may profit from one or more of the fees and changes deducted under the contract. We may use these profits for any corporate purpose, including financing distribution of the contracts.

Deductions from contributions
There are no front-end deductions for sales charges made from contributions. However, we will deduct premium taxes, when applicable.

Annual contract fee
During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account value on the last business day of the month in which a participant anniversary occurs, to compensate us for administrative services provided. We also deduct the charge from a participant's account if the participant's account is totally withdrawn. The charge may be increased or decreased. Administrative services include processing application; issuing contracts and certificates; processing purchase and redemptions of fund shares; maintaining records; administering annuity payouts; reconciling and depositing cash receipts; providing contract confirmations; providing toll-free inquiry services and furnishing fund transfer services; providing accounting, valuation, regulatory and reporting services.

Surrender charge for GVA I and GVA II*
Under GVA I and GVA II, a surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period as follows:

                                                      GVA II
                    During Participation       GVA II NON-
                            Year         GVA I ERISA  ERISA
                    -------------------- ----- ------ ------
                            1-6           5%     5%     6%
                             7            4%     4%     6%
                             8            3%     3%     6%
                             9            2%     2%     6%
                             10           1%     1%     6%
                        11 and later      0%     0%     6%

*There is no surrender charge taken on withdrawals from GVA III.

The surrender charge is imposed on the gross withdrawal amount, and is deducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on account balances converted to an annuity payout option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.

We impose the surrender charge on GVA I and GVA II to compensate us for the loss we experience on our distribution costs when a participant withdraws account value before distribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.

Fixed account withdrawal/transfer limits for GVA III
GVA III has no surrender charges, but under GVA III, special limits apply to withdrawals and transfers from the fixed account. During any one calendar year a participant may make one withdrawal from the fixed account, OR one transfer to the VAA from the fixed account, of up to 20% of their fixed account balance.

Participants who want to liquidate their entire fixed account balance or transfer it to the VAA, however, may make one withdrawal or transfer request from their fixed account in each of five consecutive calendar years according to the following percentages:

               Year Request Received Percentage of Fixed Account
                      By LNY             Available Under GVA III
               --------------------- ---------------------------
                         1                        20%
                         2                        25%
                         3                     33.33%
                         4                        50%
                         5                       100%

Each consecutive withdrawal or transfer may not be made more frequently than twelve months apart. This liquidation schedule is also subject to the same conditions as other withdrawals and transfers. We reserve the right to prohibit any additional contributions by a participant that notifies us their intention to liquidate their fixed account balance and stop contributions to the contract.

Waiver of surrender charges and fixed account withdrawal/transfer limits
Under certain conditions, a participant may withdraw part or all of his or her fixed account balance without incurring a surrender charge under GVA I or GVA II, or without being subject to the fixed account withdrawal/ transfer limits under GVA III. We must receive reasonable proof of the condition with the withdrawal request. The chart below shows the standard conditions provided by GVA I, GVA II, and GVA III, as well as optional conditions the contractowner may or may not make available under the contracts:

                       Standard conditions  Optional conditions
                       -------------------  -------------------
               GVA I .the participant has .the participant has attained age 59 1/2 separated from
                       .the participant has service with their
                       died                 employer and is at
                       .the participant has least 55 years of
                       incurred a           age
                       disability (as       .the participant is
                       defined under the    experiencing
                       contract)            financial hardship
                       .the participant has
                       separated from
                       service with their
                       employer
               GVA II .the participant has .the participant has attained age 59 1/2 separated from
                       .the participant has service with their
                       died                 employer
                       .the participant has .the participant is
                       incurred a           experiencing
                       disability (as       financial hardship
                       defined under the
                       contract)
                       .the participant has
                       separated from
                       service with their
                       employer and is at
                       least 55 years of
                       age
               GVA III .the participant has .the participant has
                       attained age 59 1/2  separated from
                       .the participant has service with their
                       died                 employer and is at
                       .the participant has least 55 years of
                       incurred a           age
                       disability (as
                       defined under the
                       contract)
                       .the participant has
                       separated from
                       service with their
                       employer
                       .the participant is
                       experiencing
                       financial hardship*

*A GVA III contractowner has the option not to include the financial hardship condition.

Under GVA I and GVA II, a contractowner may also elect an optional contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge.

A contractowner choosing one or more of the optional provisions may receive a different declared interest rate on the fixed account than will holders of contracts without these provisions.

Deductions from the VAA for GVA I, II, & III for assumption of mortality and expense risks
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.00% of the daily net asset value. The charge is a mortality and expense risk charge. It is assessed during the accumulation period and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.


Our assumption of mortality risks guarantees that the annuity payouts made will not be affected by annuitants receiving annuity payouts that live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which we cannot change, will be insufficient to cover actual administrative costs.


If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for the administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

Special arrangements

The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where LNY's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number or certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the annual administration charge on behalf of the participants under a contract or by election impose this charge only on participants with account balances in the VAA. LNY will enhance the fixed interest crediting rate and reduce or eliminate fees, charges, or rates in accordance with LNY's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. LNY may from time to time modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.


Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges and rates applicable to a particular contract will be stated in that contract.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The tax ranges from 0.0% to 5.0%. Currently, there is no premium tax imposed for New York residents.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying funds that are described elsewhere in this booklet and in the Prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse LNY for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

The contracts

Purchase of the contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each participant.

Initial contributions
When we receive a completed enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution.

If we receive contribution amounts with incomplete or no allocation instructions, we will notify the contractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in Fidelity VIP--Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account. The participant's participation date will be the date we deposited the participant's contribution into the pending allocation account.

We will transfer account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until such time as we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfers to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.

Contributions
Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis as selected from those subaccounts made available by the contractowner.

Contributions made on behalf of participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all participants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract.

Subject to any restrictions imposed by the plan or the tax code, we will accept transfers from other contracts and qualified rollover contributions.

Contributions must be in U.S. funds, and all withdrawals and distributions under the contract will be in U.S. funds. If a bank or other financial institution does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.

Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contact to purchase the contract described in this prospectus. Participant surrender changes may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


Valuation date
Accumulation units and annuity units will be valued once daily at the close of trading (currently normally 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions

The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accordance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccounts or the fixed account must be in any whole percent.


Upon allocation to the appropriate subaccount, contributions are converted to accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the contribution is received by us if received before the end of the valuation date (normally 4:00 p.m., New York time). If the contribution is received at or after the end of the valuation date, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions received concurrently with the allocation change form and for all future contributions, unless the participant specifies a later date. Changes in the allocation of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccounts and the fixed account pursuant to the requirements described in Transfers on or before the annuity commencement date. Allocations of employer contributions may be restricted by the applicable plan.

Valuation of accumulation units

Contributions allocated to the VAA are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and the deduction of contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date
Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.

Under GVA III transfers from the fixed account are subject to special limits. See Fixed account withdrawals/ transfer limits for GVA III.

A transfer from a subaccount involves the surrender of accumulation units in that subaccount, and a transfer to a subaccount involves the purchase of accumulation units in the that subaccount. Subaccount transfers will be done using accumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not limit the number of transfers except as described under "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."


A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number and internet address are on the first page of the prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign, the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant determines that a transfer was made in error, the participant must notify us within 30 days of the confirmation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at LNY, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

When thinking about a transfer of account value, the participant should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts and should LNY become aware of such disruptive practices, LNY may refuse to permit such transfers.

Transfers after the annuity commencement date
We do not permit transfers of a participant's account balance after the annuity commencement date.

Additional services
There are four additional services available to you: dollar-cost averaging, systematic transfer (GVA III only), account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the applicable election form.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subac-counts on a monthly basis for 1, 2 or 3 years.

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

The systematic transfer service allows you to fully liquidate your fixed account balance over four years and transfer the amounts into one or more of the subac-counts. This service is only available for GVAIII participants.

The account sweep service allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subac-counts of your choice.

Portfolio rebalancing is an option that restores to a predetermined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually.

Death benefit before the annuity commencement date
The payment of death benefits is governed by the applicable plan and the tax code. In addition, no payment of death benefits provided upon the death of the participant will be allowed that does not satisfy the requirements of Code
Section 72(s) or Section 401(a)(9) of the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.


If the participant dies before the annuity commencement date, the death benefit paid to the participant's designated beneficiary will be the greater of: (1) the net contributions; or (2) the participant's account balance less any outstanding loan (including principal due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).


We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written authorization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit in either the form of a lump sum settlement or an annuity payout, or as a combination of these two. If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If no election is made within 60 days after we receive satisfactory notice of the participant's death, we will pay a lump sum settlement to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the calendar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, distributions generally are not required under the tax code to begin earlier than December 31st of the calendar year in which the participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions commence, then, for purposes of determining the date distributions to the beneficiary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.


Other rules apply to non-qualified annuities. See Federal tax matters.


If there is no living named beneficiary on file with us at the time of a participant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we receive proof of death no later than the end of the fourth calendar year following the year of the participant's death. In such case, the value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.

Withdrawals
Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan.

Converting all or part of the account balance or death benefit to an annuity payout is not considered a withdrawal.

Under GVA III, special limits apply to withdrawals from the fixed account. See "Charges and other deductions--Fixed account withdrawal/transfer limits for GVA III."

The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant account balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be postponed as permitted by the 1940 Act.

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There are charges associated with withdrawals of account value. See "Charges and other deductions."

The tax consequences of a withdrawal are discussed later in this booklet. See "Federal tax matters."

Total withdrawals. Only participants with no outstanding loans can make a total withdrawal. A total withdrawal of a participant's account will occur when (a) the participant or contractowner requests the liquidation of the participant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's account.

Systematic withdrawal option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option ("SWO") under the contract. Payments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the interest earned between each payment period based upon the interest rate in effect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A participant must have a vested pretax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, including applicable fees and charges, is available in the contracts and active life certificates and from us.

Required minimum distribution program (formerly known as maximum conservation option). Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), or 408 of the tax code. The participant must complete the forms we require to elect this option. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-LNY contracts.


Withdrawal restrictions. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that withdrawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2;
(4) separated from service; or (5) incurred a hardship. If amounts accumulated in a Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more information on these provisions see Federal tax matters.


Withdrawal requests for a participant under Section 401(a) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participant's account balance which is available for distribution to the participant.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See "Federal tax matters." A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.

A plan and applicable law may contain additional withdrawal or transfer restrictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a 10% excise tax.

Loans
If the Plan permits loans, then during the participant's accumulation period, the participant may apply for a loan by completing a loan application that we provide. The participant's account balance in the fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the participant's plan. For plans subject to Title I of ERISA, the initial amount of a participant loan cannot exceed the lesser of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. More information about loans and loan interest rates is in the contract, the active life certificates, the annuity loan agreement and is available from us.

Delay in payments
We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared interest rate to a participant's account in the fixed account. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
(iii) when the SEC so orders to protect contractowners and participants.


We may defer payments from the fixed side of the contract for up to six months.



Due to Federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a contribution. We may also be required to provide additional information about a contractowner or participant's account to governmental regulators. We may also be required to block a contractowner's or participant's account and thereby refuse any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulator.


Amendment of the contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The contractowner will be notified in writing of any changes, modifications or waivers.

Commissions



LNY offers the contracts through the registered representatives of its affiliated broker dealer, Lincoln Financial Advisors Corporation (LFA), who are registered with the NASD and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



LNY, using LFA as a principal underwriter, also may offer the contracts through registered representatives of broker-dealers it maintains selling agreements with. These broker dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with LFA will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.



Registered Representatives may be eligible for certain non-cash compensation programs such as conferences or trips.



LNY offers the contracts to the public on a continuous basis and anticipates continuing to offer the contract but reserves the right to discontinue the offering.




We pay commissions of up to 3.5% of contributions to dealers. In some instances, we may lower commissions on contributions by as much as 3.5% and include a commission of up to .50% of annual contract values (or an equivalent schedule). These commissions are not deducted from contributions or account value; they are paid by us.

Ownership
Contractowners have all rights under the contract except those allocated to participants. According to New York law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants, and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.

Contractowner questions
The obligations to purchasers under the contracts are those of LNY. Questions about the contract should be directed to us at 1-800-893-7168 or visit www.LincolnRetirement.com.

Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to an annuity payout. The contract provides optional forms of annuity payouts (annuity payout options), each of which is payable on a variable basis, a fixed basis or a combination of both as specified.

If the participant's account balance or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable annuity payouts in the VAA, or in another separate account of LNY (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Annuity payout options
Note Carefully: Under the Life Annuity and Joint Life Annuity options it would be possible for only one annuity payout to be made if the annuitant(s) were to die before the due date of the second annuity payout; only two annuity payouts if the annuitant(s) were to die before the due date of the third annuity payout; and so forth.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner on behalf of participants in an unallocated contract or the participant in an allocated contract.

Joint Life Annuity. This option offers a periodic pay-out during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdrawals during the annuity period, an annuitant or beneficiary who has selected this annuity option as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See "Charges and other deductions" and "Federal tax matters."

General information
Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payments, including options that do not have a life contingency and therefore no mortality risk.

Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to be beneficiary as payouts become due.

Annuity payout calculation
Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calculation date by the applicable annuity conversion factor (in the contract) for the annuity payout option selected.

Variable annuity payouts will be determined using:

1.The participant's annuity conversion amount in the VAA as of the initial annuity payout calculation date;

2.The annuity conversion factor in the contract;

3.The annuity payout option selected; and

4.The investment performance of the funds selected.

To determine the amount of annuity payouts, we make this calculation:

1.Determine the dollar amount of the first pay-out; then

2.Credit the retired life certificate with a specific number of annuity units equal to the first pay-out divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

We assume an investment return of a specified percentage per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial pay-out will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Qualified retirement plans
We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax Deferral on Earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified." Such diversification requirements generally do not apply to 401(a) plans.

Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

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Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


.. Under most qualified plans, such as a Traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.


.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your Traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59  1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),


.. received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or


.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Taxation of death benefits
We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and Traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Nonqualifed annuity contracts
A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a competent tax advisor.


Our tax status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of participants that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the participant has the right to cast will be determined by applying the participant's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish participants with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms for all participants who have voting rights under the contract. Since the funds engage in shared funding, other persons or entities besides LNY may vote fund shares. See "Description of the Funds--Fund shares."

Distribution of the contracts

Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the contracts. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). LNY will offer contracts in New York.

Return privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) after the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.

State regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the New York Insurance Department at all times. A full examination of our operations is conducted by that department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Lincoln Life, 1300 South Clinton Street, Fort Wayne, IN 46802, to provide accounting services to the VAA. The accounting services for Lincoln Life are in turn provided by Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, through Lincoln Life's service agreement with Delaware. We will mail to the contractowner, at its last known address of record at our offices, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of de-activation. We will give the contractowner and participants at least ninety days notice of the deactivation date.

IMSA. We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings




Lincoln New York is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln New York, the VAA or the Principal Underwriter.

Group Variable Annuity Contracts I, II, III
Statement of Additional Information
Table of Contents

                                                           Page
                -----------------------------------------------
                General Information and History of Lincoln
                  Life & Annuity Company of New York       B-2
                -----------------------------------------------
                Definitions                                B-2
                -----------------------------------------------
                Services                                   B-2
                -----------------------------------------------
                Purchase of securities being offered       B-2
                -----------------------------------------------


                                                           Page
                -----------------------------------------------
                Determination of Variable Annuity Payments B-2
                -----------------------------------------------
                Calculation of Investment Returns          B-3
                -----------------------------------------------
                Advertising and Sales Literature           B-7
                -----------------------------------------------
                Other Information/Services                 B-9
                -----------------------------------------------
                Financial Statements                       B-9
                -----------------------------------------------


Please send me a free copy of the current Statement of Additional Information for Lincoln Life & Annuity Co. of New York Variable Annuity Account L:

                                (Please Print)

Name: ___________________________________Social Security No.: __________________

Address: _______________________________________________________________________

City __________________________________________________ State _______ Zip _____

Mail to Lincoln Life & Annuity Co. of New York, Servicing Office, P.O. Box 9737, Portland, ME 04104-5037.

Appendix A -- Condensed financial information

Accumulation unit values


The following information relating to accumulation unit values and number of accumulation units for the period ended December 31, 2002 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI.



                                     1997    1998    1999    2000    2001    2002
-------------------------------------------------------------------------------
AllianceBernstein Growth Portfolio***
Accumulation unit value
.. Beginning of period............                         $10.000 $ 8.741 $ 6.607
.. End of period..................                           8.741   6.607 $ 4.692
Number of accumulation units
.. End of period (000's omitted)..                               2      13      28
-------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio***
Accumulation unit value
.. Beginning of period............                         $10.000 $ 7.093 $ 5.235
.. End of period..................                           7.093   5.235   3.016
Number of accumulation units
.. End of period (000's omitted)..                              21     110     146
-------------------------------------------------------------------------------
American Century VP Balanced Fund*
Accumulation unit value
.. Beginning of period............ $16.989 $18.551 $21.263 $23.168 $22.330 $21.323
.. End of period..................  18.551  21.263  23.168  22.330  21.323  19.093
Number of accumulation units
.. End of period (000's omitted)..     439     510     502     495     481     454
-------------------------------------------------------------------------------
American Funds Growth Fund***
Accumulation unit value
.. Beginning of period............                         $10.000 $ 8.991 $ 7.285
.. End of period..................                           8.991   7.285   5.449
Number of accumulation units
.. End of period (000's omitted)..                              44     288     415
-------------------------------------------------------------------------------
American Funds International Fund***
Accumulation unit value
.. Beginning of period............                         $10.000 $ 8.582 $ 6.807
.. End of period..................                           8.582   6.807   5.739
Number of accumulation units
.. End of period (000's omitted)..                               3      27      50
-------------------------------------------------------------------------------
Baron Capital Asset Fund**
Accumulation unit value
.. Beginning of period............         $10.000 $13.217 $17.775 $17.131 $19.053
.. End of period..................          13.217  17.775  17.131  19.053  16.185
Number of accumulation units
.. End of period (000's omitted)..              25     192     231     320     380
-------------------------------------------------------------------------------
Delaware VIP REIT Series ***
Accumulation unit value
.. Beginning of period............                         $10.000 $10.568 $11.371
.. End of period..................                          10.568  11.371  11.750
Number of accumulation units
.. End of period (000's omitted)..                              32      74     222
-------------------------------------------------------------------------------
Delaware VIP Trend Series***
Accumulation unit value
.. Beginning of period............                         $10.000 $ 7.781 $ 6.513
.. End of period..................                           7.781   6.513   5.154
Number of accumulation units
.. End of period (000's omitted)..                              10      31      45
-------------------------------------------------------------------------------
Dreyfus Stock Index Fund*
Accumulation unit value
.. Beginning of period............ $24.091 $29.827 $37.861 $45.208 $40.605 $35.304
.. End of period..................  29.827  37.861  45.208  40.605  35.304  27.136
Number of accumulation units
.. End of period (000's omitted)..     814   1,129   1,319   1,215   1,196   1,124
-------------------------------------------------------------------------------

                                                  1997               1998    1999    2000    2001    2002
------------------------------------------------------------------------------------------------------
Dreyfus VIF Developing Leaders Portfolio*
Accumulation unit value
.. Beginning of period......................... $15.523            $17.632 $16.856 $20.552 $23.056 $21.430
.. End of period...............................  17.632             16.856  20.552  23.056  21.430  17.159
Number of accumulation units
.. End of period (000's omitted)...............     966              1,187   1,081   1,182   1,146   1,081
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager Portfolio*
Accumulation unit value
.. Beginning of period......................... $17.769            $20.583 $23.445 $25.787 $24.527 $23.289
.. End of period...............................  20.583             23.445  25.787  24.527  23.289  21.045
Number of accumulation units
.. End of period (000's omitted)...............   1,420              1,535   1,489   1,367   1,319   1,221
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio***
Accumulation unit value
.. Beginning of period.........................                                    $10.000 $ 9.412 $ 8.157
.. End of period...............................                                      9.412   8.157   7.300
Number of accumulation units
.. End of period (000's omitted)...............                                          6      30      86
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio*
Accumulation unit value
.. Beginning of period......................... $16.389            $19.985 $22.087 $23.252 $24.958 $23.485
.. End of period...............................  19.985             22.087  23.252  24.958  23.485  19.311
Number of accumulation units
.. End of period (000's omitted)...............     889              1,176   1,172   1,071   1,101   1,058
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio*
Accumulation unit value
.. Beginning of period......................... $24.529            $28.328 $39.122 $53.234 $46.917 $38.252
.. End of period...............................  28.328             39.122  53.234  46.917  38.252  26.470
Number of accumulation units
.. End of period (000's omitted)...............   1,819              2,095   2,439   2,341   2,183   1,946
------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (Pending Allocation Account*)
Accumulation unit value
.. Beginning of period......................... $11.328            $11.894 $12,545 $13.191 $14.023 $14.608
.. End of period...............................  11.894             12.545  13.191  14.023  14.608  14.857
Number of accumulation units
.. End of period (000's omitted)...............       2                  3      11       5       4       1
------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio**
Accumulation unit value
.. Beginning of period.........................                    $10.000 $12.520 $20.385 $17.020 $13.070
.. End of period...............................                      12.52  20.385  17.020  13.070   9.640
Number of accumulation units
.. End of period (000's omitted)...............                         25     470     844     847     798
------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth Fund**
Accumulation unit value
.. Beginning of period.........................                    $10.000 $12.455 $17.563 $16.920 $11.175
.. End of period...............................                     12.455  17.563  16.920  11.175   7.720
Number or accumulation units
.. End of period (000's omitted)...............                          6     642     968     908     882
------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund***
Accumulation unit value
.. Beginning of period.........................                                    $10.000 $ 8.243 $ 6.048
.. End of period...............................                                      8.243   6.048   4.374
Number of accumulation units
.. End of period (000's omitted)...............                                         10      49      81
------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income Fund***
Accumulation unit value
.. Beginning of period.........................                                    $10.000 $ 9.050 $ 7.954
.. End of period...............................                                      9.050   7.954   6.138
Number of accumulation units
.. End of period (000's omitted)...............                                          8      44      91
------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund**
Accumulation unit value
.. Beginning of period.........................                    $10.000 $12.791 $14.618 $13.267 $11.884
.. End of period...............................                     12.791  14.618  13.267  11.884   9.163
Number of accumulation units
.. End of period (000's omitted)...............                         14     206     233     244     238
------------------------------------------------------------------------------------------------------

                                        1997       1998    1999    2000    2001    2002
--------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio**
Accumulation unit value
.. Beginning of period...............                            $10.000 $ 7.674 $ 5.725
.. End of period.....................                              7.674   5.725   4.005
Number of accumulation units
.. End of period (000's omitted).....                                 13      26      45
--------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio**
Accumulation unit value
.. Beginning of period...............            $10.000 $11.861 $12.609 $12.571 $12.094
.. End of period.....................             11.861  12.609  12.571  12.094   9.083
Number of accumulation units
.. End of period (000's omitted).....                 10      64      97     165     212
--------------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio*
Accumulation unit value
.. Beginning of period............... $12.108    $12.504 $14.342 $18.931 $15.400 $11.859
.. End of period.....................  12.504     14.342  18.931  15.400  11.859   9.594
Number of accumulation units
.. End of period (000's omitted).....     475        546     519     533     521     508
--------------------------------------------------------------------------------------






*The Subaccount indicated commenced operations on January 31, 1997.



**The Subaccount indicated commenced operations on October 1, 1998.



***The Subaccount indicated commenced operation on September 27, 2000.

Group Variable Annuity Contracts I, II & III


Funded through the Subaccounts of Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York


Statement of Additional Information


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the Group Variable Annuity Contracts (the "Contracts"), dated May 1, 2003.


A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life & Annuity Company of New York, calling LNY at 1-800-893-7168, or visiting www.LincolnRetirement.com.

Table of contents

                                                           Page
                -----------------------------------------------
                General Information and History of Lincoln
                Life & Annuity Company of New York         B-2
                -----------------------------------------------
                Definitions                                B-2
                -----------------------------------------------
                Services                                   B-2
                -----------------------------------------------
                Purchase of securities being offered       B-2
                -----------------------------------------------




This SAI is not a Prospectus


May 1, 2003


                                                       Page
                     --------------------------------------
                     Determination of Variable Annuity
                       Payments                        B-2
                     --------------------------------------
                     Calculation of Investment Results B-3
                     --------------------------------------
                     Advertising and Sales Literature  B-7
                     --------------------------------------
                     Other Information/Services        B-9
                     --------------------------------------
                     Financial Statements              B-9
                     --------------------------------------

General Information and History of Lincoln Life & Annuity Company of New York
(LNY)




LNY is a New York-domiciled life insurance company founded on June 6, 1996. LNY is a subsidiary of Lincoln Life. Lincoln Life is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


Definitions

Annuity Payment Calculation Date:

For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the valuation date ten (10) Business Days prior to the first day of a calendar month.

Annuity Unit:


An accounting unit of measure that is used in calculating the amounts of annuity payments to be made from a Subaccount during the Annuity Period.


Annuity Unit Value:


The dollar value of an Annuity Unit in a Subaccount on any valuation date.


Code:

The Internal Revenue Code of 1986, as amended.

Services

Independent auditors



The financial statements of the VAA at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the financial statements of LNY at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life. No separate charge against the assets of the VAA is made by Lincoln Life for this service. We have entered into an agreement with Delaware Management Co., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

Principal Underwriter



Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Suite 150, Fort Wayne, IN 46802, is the principal underwriter for the contracts, which are offered continuously. Lincoln Financial Distributors, Inc. will perform certain marketing and other ancillary functions as described in the Prospectus.



LFA received $1,808,088 in 2002 for the sale of contracts offered through the VAA. LFA retained no underwriting commissions in 2002 from the sale of the variable annuity contracts.


Purchase of securities
being offered

Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

LFA is the VAA's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.

There are exchange privileges between subaccounts, and between the VAA and LNY'S General Account. (See the Contracts). No exchanges are permitted between the VAA and other separate accounts.

Determination of Variable Annuity Payments

As stated in the prospectus, the amount of each Variable Annuity payment will vary depending on investment experience.


The initial payment amount of the annuitant's Variable Annuity for each Subaccount is determined by dividing his Annuity Conversion Amount in each Subaccount as of the initial Annuity Payment Calculation Date ("APCD") by the Applicable Annuity Conversion Factor as defined as follows:


The Annuity Conversion Factors which are used to determine the initial payments are based on the 1983 Individual Annuity Mortality Table, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the annuitant.


The amount of the annuitant's subsequent Variable Annuity payment for each Subaccount is determined by:



a.Dividing the annuitant's initial Variable Annuity payment amount by the Annuity Unit Value for that Subaccount selected for his interest rate option as described above as of his initial APCD; and



b.Multiplying the resultant number of annuity units by the Annuity Unit Values for the Subaccount selected for his interest rate option for his respective subsequent APCDs.


Each subsequent Annuity Unit Value for a Subaccount for an interest rate option is determined by:



Dividingthe Accumulation Unit Value for the Subaccount as of subsequent APCD by the Accumulation Unit Value for the Subaccount as of the immediately preceding APCD;


Dividingthe resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

Multiplyingthis factor times the Annuity Unit Value as of the immediately preceding APCD.


Illustration of calculation of annuity


unit value


1.  Annuity Unit Value as of immediately
    preceding Annuity Payment
    Calculation Date..................... $ 11.0000
2.  Accumulation Unit Value as of Annuity
    Payment Calculation Date............. $ 20.0000
3.  Accumulation Unit Value as of
    immediately preceding Annuity
    Payment Calculation Date............. $ 19.0000
4.  Interest Rate........................      6.00%
5.  Interest Rate Factor (30 days).......    1.0048
6.  Annuity Unit Value as of Annuity
    Payment Calculation Date = 1 times 2
    divided by 3 divided by 5............ $ 11.5236


Illustration of annuity payments

1.  Annuity Conversion Amount as of
    Participant's initial Annuity Payment
    Calculation Date......................... $100,000.00
2.  Assumed Annuity Conversion Factor
    per $1 of Monthly Income for an
    individual age 65 selecting a Single Life
    Annuity with Assumed Interest Rate of
    6%....................................... $    138.63
3.  Participant's initial Annuity Payment
    = 1 divided by 2......................... $    721.34
4.  Assumed Annuity Unit Value as of
    Participant's initial Annuity Payment
    Calculation Date......................... $   11.5236
5.  Number of Annuity Units = 3 divided
    by 4.....................................     62.5968
6.  Assumed Annuity Unit Value as of
    Participant's second Annuity Payment
    Calculation Date......................... $   11.9000
7.  Participant's second Annuity
    Payment = 5 times 6...................... $    744.90

Calculation of investment results


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1+T)/N/ = ERV

Where: P = a hypothetical initial purchase payment of $1,000
      T = average annual total return for the period in question
      N = number of years

      ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

      The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (including any surrender charges) are deducted at the end of the period in question; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard Performance Data:


Period Ending December 31, 2002



                                              Subaccount                  10-Years**/
                                              Inception                   Since
Subaccounts (Fund Names)                      Date       1 Year   5 Years Inception
-------------------------------------------------------------------------------------
AllianceBernstein VP Growth Portfolio
(AVP Growth Subaccount)                       09/27/00   (33.25)%   N/A   (30.39)%
AllianceBernstein VP Technology Portfolio
(AVP Technology Subaccount)                   09/27/00   (45.85)    N/A   (42.75)
American Century VP Balanced Fund
(Balanced Subaccount)                         01/31/97   (15.84)  (0.67)%   0.91
American Funds Growth Fund
(Growth Subaccount)                           09/27/00   (29.70)    N/A   (25.63)
American Funds International Fund
(International Subaccount)                    09/27/00   (20.76)    N/A   (23.90)
Baron Capital Asset Fund
(Small Cap Growth Subaccount)                 10/01/98   (20.16)    N/A    10.37
Delaware VIP REIT Series
(Real Estate Subaccount)                      09/27/00    (2.87)    N/A     4.49
Delaware VIP Trend Series
(Trend Subaccount)                            09/27/00   (25.62)    N/A   (27.43)
Dreyfus Stock Index Fund
(Index Subaccount)                            01/31/97   (27.75)  (3.09)    0.95
Dreyfus VIF Developing Leaders Portfolio
(Small Cap Subaccount)                        01/31/97   (24.74)  (1.78)    0.63
Fidelity(R) VIP Asset Manager Portfolio
(Asset Manager Portfolio)                     01/31/97   (15.07)  (0.80)    1.81
Fidelity(R) VIP Contrafund(R) Portfolio
(VIP II Contrafund(R) Subaccount)             09/27/00   (15.88)    N/A   (15.35)
Fidelity(R) VIP Equity-Income Portfolio
(Equity-Income Subaccount)                    01/31/97   (22.71)  (1.92)    1.72
Fidelity(R) VIP Growth Portfolio
(Growth I Subaccount)                         01/31/97   (34.96)  (2.57)    0.22
Janus Apsen Worldwide Growth Portfolio
(Global Growth Subaccount)                    10/01/98   (30.68)    N/A    (2.30)
Lincoln VIP Aggressive Growth Fund
(Mid Cap Growth I Subaccount)                 10/01/98   (35.07)    N/A    (7.27)
Lincoln VIP Capital Appreciation Fund
(Capital Appreciation Subaccount)             09/27/00   (32.03)    N/A   (32.52)
Lincoln VIP Growth and Income Fund
(Growth and Income Subaccount)                09/27/00   (27.46)    N/A   (21.60)
Lincoln VIP Social Awareness Fund
(Social Awareness Subaccount)                 10/01/98   (27.53)    N/A    (3.46)
Neuberger Berman AMT Mid-Cap Growth Portfolio
(AMT Mid-Cap Growth Subaccount)               09/27/00   (34.25)    N/A   (35.10)
Neuberger Berman AMT Partners Portfolio
(AMT Mid-Cap Value Subaccount)                10/01/98   (29.41)    N/A    (3.66)
T. Rowe Price International Stock Portfolio
(International Stock Subaccount)              01/31/97   (23.97)  (6.34)   (4.88)



The tables provide performance information for GVA II contracts not subject to ERISA for each Subaccount for specified periods ending December 31, 2002. This information does not indicate or represent future performance.


Performance information for GVA I and GVA III and GVA II contracts subject to ERISA is not shown.

Non-standard investment results:


The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information is for the periods prior to the date that a Fund became available in the VAA. This performance will be calculated based on
(1) the performance of the Fund adjusted for Contract charges (ie: mortality and expense risk fees, any applicable administrative charges, the account fee), and the management and other expenses of the fund and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any riders that were in effect during the time periods shown and does not reflect surrender charges. This performance is referred to as non-standardized performance data and is hypothetical. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment.


Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.


The performance numbers in table A do not reflect surrender charges and are for the periods prior to the date that a fund became available in the VAA.



A. Non-standard Performance Data:



Period Ending December 31, 2002





                                              Fund
                                              Inception                                             Since
Subaccounts (Fund Names)                      Date      YTD      1-year   3-year   5-year   10-year Inception
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth Portfolio
(AVP Growth Subaccount)                       09/15/94  (28.98)% (28.98)% (24.11)%  (5.90)%    N/A     6.40%
AllianceBernstein VP Technology Portfolio
(AVP Technology Subaccount)                   01/11/96  (42.39)  (42.39)  (30.92)   (1.52)     N/A     0.81
American Century VP Balanced Fund
(Balanced Subaccount)                         05/01/91  (10.46)  (10.46)   (6.24)    0.58    11.90%   11.48
American Funds Growth Fund
(Growth Subaccount)                           02/08/84  (25.21)  (25.21)  (14.42)    5.50    10.81    12.31
American Funds International Fund
(International Subaccount)                    05/01/90  (15.69)  (15.69)  (19.79)    1.48     7.06     5.68
Baron Capital Asset Fund
(Small Cap Growth Subaccount)                 10/01/98  (15.05)  (15.05)   (3.07)     N/A      N/A    11.99
Delaware VIP REIT Series
(Real Estate Subaccount)                      05/04/98    3.34     3.34    13.05      N/A      N/A     5.01
Delaware VIP Trend Series
(Trend Subaccount)                            12/27/93  (20.86)  (20.86)  (15.20)    3.34      N/A     8.73
Dreyfus Stock Index Fund
(Index Subaccount)                            09/29/89  (23.14)  (23.14)  (15.64)   (1.87)   11.78    11.05
Dreyfus VIF Developing Leaders Portfolio
(Small Cap Subaccount)                        08/31/90  (19.93)  (19.93)   (5.84)   (0.54)   16.95    28.06
Fidelity(R) VIP Asset Manager Portfolio
(Asset Manager Portfolio)                     09/06/89   (9.64)   (9.64)   (6.55)    0.45     9.55     9.92
Fidelity(R) VIP Contrafund(R) Portfolio
(VIP II Contrafund(R) Subaccount)             01/03/95  (10.50)  (10.50)  (10.59)    2.42      N/A    10.78
Fidelity(R) VIP Equity-Income Portfolio
(Equity-Income Subaccount)                    10/09/86  (17.77)  (17.77)   (6.00)   (0.68)    9.55     9.38
Fidelity(R) VIP Growth Portfolio
(Growth I Subaccount)                         10/09/86  (30.80)  (30.80)  (20.78)   (1.35)    9.51    10.56
Janus Apsen Worldwide Growth Portfolio
(Global Growth Subaccount)                    09/13/93  (26.24)  (26.24)  (22.09)   (0.35)     N/A     9.19
Lincoln VIP Aggressive Growth Fund
(Mid Cap Growth I Subaccount)                 02/03/94  (30.92)  (30.92)  (23.96)  (10.46)     N/A    (0.73)
Lincoln VIP Capital Appreciation Fund
(Capital Appreciation Subaccount)             02/03/94  (27.69)  (27.69)  (23.83)   (2.76)     N/A     5.38
Lincoln VIP Growth and Income Fund
(Growth and Income Subaccount)                12/28/81  (22.82)  (22.82)  (15.34)   (3.40)    7.01    10.31
Lincoln VIP Social Awareness Fund
(Social Awareness Subaccount)                 05/02/88  (22.90)  (22.90)  (14.42)   (3.19)    8.78    10.15
Neuberger Berman AMT Mid-Cap Growth Portfolio
(AMT Mid-Cap Growth Subaccount)               11/03/97  (30.04)  (30.04)  (21.80)    0.09      N/A     3.18
Neuberger Berman AMT Partners Portfolio
(AMT Mid-Cap Value Subaccount)                03/22/94  (24.90)  (24.90)  (10.36)   (4.60)     N/A     6.31
T. Rowe Price International Stock Portfolio
(International Stock Subaccount)              03/31/94  (19.11)  (19.11)  (20.27)    5.16)     N/A     3.83



The tables provide performance information for GVA II contracts not subject to ERISA for each Subaccount for specified periods ending December 31, 2002. This information does not indicate or represent future performance.



Performance information for GVA I and GVA III and GVA II contracts subject to ERISA is not shown.

B. Non-Standard performance data for the period ending December 31, 2002 (Adjusted for surrender)





Period Ending December 31, 2002



                                              Fund
                                              Inception                                             Since
Subaccounts (Fund Names)                      Date      YTD      1-Year   3-Year   5-Year   10-Year Inception
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Growth Portfolio
(AVP Growth Subaccount)                       09/15/94  (33.25)% (33.25)% (25.67)%  (7.07)%    N/A     5.58%
AllianceBernstein VP Technology Portfolio
(AVP Technology Subaccount)                   01/11/96  (45.85)  (45.85)  (32.33)   (2.75)     N/A    (0.11)
American Century VP Balanced Fund
(Balanced Subaccount)                         05/01/91  (15.84)  (15.84)   (8.16)   (0.67)   11.16%   10.84
American Funds Growth Fund
(Growth Subaccount)                           02/08/84  (29.70)  (29.70)  (16.17)    4.19    10.08    11.85
American Funds International Fund
(International Subaccount)                    05/01/90  (20.76)  (20.76)  (21.44)    0.22     6.35     5.10
Baron Capital Asset Fund
(Small Cap Growth Subaccount)                 10/01/98     N/A   (20.16)   (5.06)     N/A      N/A    10.37
Delaware VIP REIT Series
(Real Estate Subaccount)                      05/04/98   (2.87)   (2.87)   10.74      N/A      N/A     3.62
Delaware VIP Trend Series
(Trend Subaccount)                            12/27/93  (25.62)  (25.62)  (16.94)    2.06      N/A     7.94
Dreyfus Stock Index Fund
(Index Subaccount)                            09/29/89  (27.75)  (27.75)  (17.37)   (3.09)   11.04    10.47
Dreyfus VIF Developing Leaders Portfolio
(Small Cap Subaccount)                        08/31/90  (24.74)  (24.74)   (7.77)   (1.78)   16.18    27.35
Fidelity(R) VIP Asset Manager Portfolio
(Asset Manager Portfolio)                     09/06/89  (15.07)  (15.07)   (8.46)   (0.80)    8.82     9.35
Fidelity(R) VIP Contrafund(R) Portfolio
(VIP II Contrafund(R) Subaccount)             01/03/95  (15.88)  (15.88)  (12.42)    1.14      N/A     9.89
Fidelity(R) VIP Equity-Income Portfolio
(Equity-Income Subaccount)                    10/09/86  (22.71)  (22.71)   (7.93)   (1.92)    8.83     8.89
Fidelity(R) VIP Growth Portfolio
(Growth I Subaccount)                         10/09/86  (34.96)  (34.96)  (22.40)   (2.57)    8.78    10.06
Janus Apsen Worldwide Growth Portfolio
(Global Growth Subaccount)                    09/13/93  (30.68)  (30.68)  (23.69)   (1.59)     N/A     8.42
Lincoln VIP Aggressive Growth Fund
(Mid Cap Growth I Subaccount)                 02/03/94  (35.07)  (35.07)  (25.52)  (11.57)     N/A    (1.45)
Lincoln VIP Capital Appreciation Fund
(Capital Appreciation Subaccount)             02/03/94  (32.03)  (32.03)  (25.39)   (3.97)     N/A     4.61
Lincoln VIP Growth and Income Fund
(Growth and Income Subaccount)                12/28/81  (27.46)  (27.46)  (17.07)   (4.60)    6.30     9.90
Lincoln VIP Social Awareness Fund
(Social Awareness Subaccount)                 05/02/88  (27.53)  (27.53)  (16.17)   (4.39)    8.06     9.61
Neuberger Berman AMT Mid-Cap Growth Portfolio
(AMT Mid-Cap Growth Subaccount)               11/03/97  (34.25)  (34.25)  (23.40)   (1.15)     N/A     1.93
Neuberger Berman AMT Partners Portfolio
(AMT Mid-Cap Value Subaccount)                03/22/94  (29.41)  (29.41)  (12.19)   (5.79)     N/A     5.52
T. Rowe Price International Stock Portfolio
(International Stock Subaccount)              03/31/94  (23.97)  (23.97)  (21.91)   (6.34)     N/A     3.05



The tables provide performance information for GVA II contracts not subject to ERISA for each Subaccount for specified periods ending December 31, 2002. This information does not indicate or represent future performance.



Performance information for GVA I and GVA III and GVA II contracts subject to ERISA is not shown.

Advertising and sales literature




As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:





A.M. Best's Rating System evaluates the overall performance of insurance companies to gauge their relative financial strength and ability to meet contractual obligations. A.M. Best a quantitative and qualitative review of each company. It also provides certain rankings, to which Lincoln Life intends to refer.



FITCH rates on over 800 insurance companies in nearly 30 countries. Its Insurance Group maintains significant analytical centers in Chicago, London and New York, and coordinates local analytical resources in other locations worldwide on behalf of Fitch's global office network.



EAFE Index measures the performance of equities in Europe, Australia and the Far East. It reflects the movements of world stock markets via the evolution of an unmanaged portfolio. Prepared by Morgan Stanley Capital International, the index represents over 1,000 companies in 20 different countries.



Lipper Variable Insurance Products Performance Analysis Service publishes statistical data on investment companies in the U.S. and overseas. Lipper, recognized as the leading data source on open-end and closed-end funds, tracks the performance of over 5,000 investment firms. Reports, include performance and portfolio analysis, as well as fee and expense analysis.



Moody's rating is an evaluation of an insurance company's financial strength and ability to meet its financial obligations. The purpose of Moody's ratings is to provide investors with a simple system to grade the relative quality of insurance companies.



Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.



Standard & Poor's claims-paying ability rating measures an insurance company's financial capacity to meet obligations to policyholders. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.



VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. It also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.



Standard & Poor's 500 Index (S&P 500) is a broad-based measurement of U.S. stock-market performance. The index, popularly known as the S & P 500, is based on the weighted average performance of the common stock of 500 leading company's in diverse industries. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.



NASDAQ-OTC Price Index is based on the NASD Automated Quotations (NASDAQ) and represents 3,500 domestic over-the-counter stocks. It is market value-weighted and heavily populated by high-tech firms.



Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. Prepared and published by Dow Jones & Company, "the Dow" is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.


Russell 1000 Index--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.

Russell 2000 Index--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest US companies.


Russell 3000(R) Index--Measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2002, the average firm's stock value in the index was $4 billion; the median was $700 million. The range of stock value was from $309 billion to $128 million.


Lehman Brothers Aggregate Bond Index--Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate Bond Index--Composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity.

Lehman Brothers Government Intermediate Bond Index--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, non-convertible, domestic debt of the US government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the US government) with maturities between one and 9.99 years.

Merrill Lynch High Yield Master Index--This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing US domestic debt and must carry a term to maturity of at least one year.

Morgan Stanley Emerging Markets Free Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

Morgan Stanley World Capital International World Index--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.

Morgan Stanley Pacific Basin (Ex-Japan) Index--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

Nareit Equity Reit Index--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

Salomon Brothers World Government Bond (Non US) Index--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

Salomon Brothers 90 Day Treasury-Bill Index--Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.

Standard And Poor's Index (S&P 400)--Consists of 400 domestic stocks chosen for market size, liquidity, and industry group representations.

Standard And Poor's Utilities Index--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.


Internet is an electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.



In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:



Compound Interest Illustrations will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.


Annuity Payout Illustrations. These will provide an initial benefit payment based in part on the annuitant, the contract value and the fixed and/or variable annuity payout option elected. In addition, variable annuity payout illustrations may show the historical results of a variable payout in a sub-account of the VAA.

Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular purchases in the same subaccounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased for those subaccounts.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $93 billion at December 31, 2002 and had annual consolidated revenues of $4.6 billion in 2002. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.


LNY'S Customers. Sales literature for the VAA, the funds may refer to the number of employers and the number of individual annuity clients which LNY serves.


As of the date of this prospectus LNY was serving over 215 employers and had more than 38,000 individuals.

LNY's Assets, Size. LNY may discuss its general financial condition (see, for example, the reference to A.M. Best Co., above), it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any subclassification of those companies, based upon recognized evaluation criteria. (See Reference to A.M. Best Company above.) For example, at year-end 2002 LNY had total assets of approximately $3 billion.


Sales literature may reference the Group Variable Annuity newsletter which is a newsletter distributed quarterly to clients of the VAA. The contents of the newsletter will be a commentary on general economic conditions and, on some occasions, referencing matters in connection with the Group Variable Annuity.

Sales literature and advertisements may reference these and other similar reports from Best's or other similar publications which report on the insurance and financial services industries.


Other information/services


Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Dollar-Cost Averaging. Dollar-cost averaging allows you to transfer a designated amount from the fixed account into one or more subaccounts on a monthly basis for 1, 2 or 3 years. The minimum amount to be dollar-cost averaged is $10,000 for 1 year, and $25,000 for 2 years or 3 years. You may change the receiving subaccount allocation at any time. The dollar-cost averaging program will continue for the specified duration unless you authorize us to end the program sooner. However, we will cancel the program prematurely if the value of the guaranteed account drops below the amount required for the transfer. GVAIII fixed account restrictions may apply.

Systematic Transfer. The systematic transfer service is only available to GVAIII participants. This service allows you fully liquidate your fixed account balance over four years in five annual installments and transfer the amounts into one or more of the subaccounts. You may change the receiving subaccount allocation at any time. A distribution or a non-scheduled transfer from the fixed account may cancel the systematic transfer program prematurely. The program will also be cancelled prematurely if the fixed account balance falls to $0.

Account Sweep. The account sweep service allows you to keep a designated amount (the baseline amount) in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice. The transfers may take place monthly, quarterly, semi-annually or annually. A $10,000 minimum balance in the holding account is required in order to begin this service. For account sweep to occur, the holding account balance must exceed the designated baseline amount by at least $50. You may change the receiving subaccount allocation at any time. Deposits to or distributions from the holding account will not adjust your baseline amount, but may affect the amount of money available to be transferred. A new account sweep program is required to change the designated baseline amount. GVAIII fixed account restrictions may apply.

Portfolio Rebalancing. Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each subaccount or the fixed account. The rebalancing may take place quarterly, semi-annually or annually. You may choose to either rebalance within your designated investment accounts, or to rebalance your designated investment account based on your total account value within the group annuity contract. This second selection will move 100% of your balance based on your allocated percentages. For portfolio rebalancing to occur, the total transfer amount must be $50 or more. If this minimum transfer amount is not available, the transfer will not occur. You may change the designated investment accounts' allocations or percentages at any time. The portfolio rebalancing program will be cancelled prematurely if the selected rebalancing account balance falls to $0. GVAIII fixed account restrictions may apply.

Financial statements


Financial statements of the VAA and the financial statements of LNY appear on the following pages.

Lincoln Life & Annuity Variable Annuity Account L

Statement of assets and liabilities

December 31, 2002

                                                                                         Mortality &
                                                               Contract                  Expense      Contract
                                                               Purchases                 Charges      Redemptions
                                                               Due From                  Payable To   Due To
                                                               Lincoln Life              Lincoln Life Lincoln Life
                                                               & Annuity                 & Annuity    & Annuity
                                                               Company of                Company of   Company of
                                                   Investments New York     Total Assets New York     New York     Net Assets
------------------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Subaccount                     $ 2,263,761    $   --    $ 2,263,761     $   62      $ 1,439    $ 2,262,260
AFIS International Class 2 Subaccount                  285,685        64        285,749          8           --        285,741
American Century VP Balanced Subaccount              8,667,348        --      8,667,348        238        1,424      8,665,686
AVPSF Growth Class B Subaccount                        132,277        86        132,363          4           --        132,359
AVPSF Technology Class B Subaccount                    440,530       560        441,090         12           --        441,078
Baron Capital Asset Subaccount                       6,151,707     3,587      6,155,294        167           --      6,155,127
Delaware VIP REIT Service Class Subaccount           2,602,801     2,396      2,605,197         71           --      2,605,126
Delaware VIP Trend Service Class Subaccount            230,628       264        230,892          6           --        230,886
Dreyfus Small Cap Subaccount                        18,553,156        --     18,553,156        507        1,362     18,551,287
Dreyfus Stock Index Subaccount                      30,517,163        --     30,517,163        836       15,683     30,500,644
Fidelity VIP Asset Manager Subaccount               25,688,425     4,185     25,692,610        703           --     25,691,907
Fidelity VIP Contrafund Service Class 2 Subaccount     628,124     1,626        629,750         17           --        629,733
Fidelity VIP Equity-Income Subaccount               20,439,594        --     20,439,594        558        7,090     20,431,946
Fidelity VIP Growth Subaccount                      51,514,862        --     51,514,862      1,407        5,126     51,508,329
Fidelity VIP Money Market Subaccount                    17,628        --         17,628         --        1,423         16,205
Janus Aspen Series Worldwide Growth Subaccount       7,689,073        18      7,689,091        209           --      7,688,882
LN Aggressive Growth Subaccount                      6,813,134        --      6,813,134        186        2,632      6,810,316
LN Capital Appreciation Subaccount                     354,069       413        354,482         10           --        354,472
LN Growth & Income Subaccount                          555,046       877        555,923         15           --        555,908
LN Social Awareness Subaccount                       2,179,030       129      2,179,159         60           --      2,179,099
NB AMT Mid-Cap Growth Subaccount                       181,105        61        181,166          5           --        181,161
NB AMT Partners Subaccount                           1,918,963     2,757      1,921,720         52           --      1,921,668
T. Rowe Price International Stock Subaccount         4,871,422        --      4,871,422        132          467      4,870,823


See accompanying notes.

Lincoln Life & Annuity Variable Annuity Account L

Statement of operations

Year Ended December 31, 2002


                                                                                    AFIS          American      AVPSF
                                                                     AFIS           International Century VP    Growth
                                                                     Growth Class 2 Class 2       Balanced      Class B
                                                                     Subaccount     Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income                                    $     737     $     3,724   $   262,462   $     --
 . Mortality and expense guarantees                                      (22,184)         (2,306)      (93,874)    (1,160)
                                                                       ---------     -----------   -----------   --------
NET INVESTMENT INCOME (LOSS)                                             (21,447)          1,418       168,588     (1,160)
Net Realized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                              (188,582)        (47,645)     (356,627)   (26,309)
 . Dividends from net realized gains on investments                           --              --            --         --
                                                                       ---------     -----------   -----------   --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (188,582)        (47,645)     (356,627)   (26,309)
Net change in unrealized appreciation or depreciation on investments    (447,923)          5,115      (886,067)   (11,969)
                                                                       ---------     -----------   -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(657,952)    $   (41,112)  $(1,074,106)  $(39,438)
                                                                       =========     ===========   ===========   ========

                                                                                                                Delaware
                                                                     AVPSF                        Delaware      VIP Trend
                                                                     Technology     Baron         VIP REIT      Service
                                                                     Class B        Capital Asset Service Class Class
                                                                     Subaccount     Subaccount    Subaccount    Subaccount
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss):
 . Dividends from investment income                                    $      --     $        --   $    24,991   $     --
 . Mortality and expense guarantees                                       (4,724)        (65,184)      (18,276)    (2,368)
                                                                       ---------     -----------   -----------   --------
NET INVESTMENT INCOME (LOSS)                                              (4,724)        (65,184)        6,715     (2,368)
Net Realized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                               (93,577)         22,057       (13,010)   (17,102)
 . Dividends from net realized gains on investments                           --              --        16,411         --
                                                                       ---------     -----------   -----------   --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                                  (93,577)         22,057         3,401    (17,102)
Net change in unrealized appreciation or depreciation on investments    (166,144)     (1,067,008)      (58,589)   (39,048)
                                                                       ---------     -----------   -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(264,445)    $(1,110,135)  $   (48,473)  $(58,518)
                                                                       =========     ===========   ===========   ========

                                                                                                Janus Aspen
                          Fidelity     Fidelity        Fidelity                   Fidelity      Series
Dreyfus      Dreyfus      VIP Asset    VIP Contrafund  VIP Equity-  Fidelity      VIP Money     Worldwide
Small Cap    Stock Index  Manager      Service Class 2 Income       VIP Growth    Market        Growth
Subaccount   Subaccount   Subaccount   Subaccount      Subaccount   Subaccount    Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------
$    10,011  $   478,115  $ 1,110,791     $   2,220    $   409,779  $    172,948   $       478  $    82,173
   (219,938)    (355,213)    (275,315)       (4,285)      (232,240)     (656,502)           --      (91,338)
-----------  -----------  -----------     ---------    -----------  ------------   -----------  -----------
   (209,927)     122,902      835,476        (2,065)       177,539      (483,554)          478       (9,165)
 (1,427,836)    (577,276)    (970,797)       (3,470)      (530,595)   (4,304,013)           --     (999,595)
         --           --           --            --        557,755            --            --           --
-----------  -----------  -----------     ---------    -----------  ------------   -----------  -----------
 (1,427,836)    (577,276)    (970,797)       (3,470)        27,160    (4,304,013)           --     (999,595)
 (3,152,491)  (9,113,384)  (2,807,077)      (45,235)    (4,797,542)  (19,989,312)           --   (1,804,299)
-----------  -----------  -----------     ---------    -----------  ------------   -----------  -----------
$(4,790,254) $(9,567,758) $(2,942,398)    $ (50,770)   $(4,592,843) $(24,776,879)  $       478  $(2,813,059)
===========  ===========  ===========     =========    ===========  ============   ===========  ===========

LN           LN           LN           LN                                         T. Rowe Price
Aggressive   Capital      Growth &     Social          NB AMT Mid-  NB AMT        International
Growth       Appreciation Income       Awareness       Cap Growth   Partners      Stock
Subaccount   Subaccount   Subaccount   Subaccount      Subaccount   Subaccount    Subaccount
------------------------------------------------------------------------------------------------
$        --  $        --  $     5,920     $  23,582    $        --  $     10,403   $    52,130
    (81,788)      (3,090)      (4,619)      (25,241)        (1,575)      (21,206)      (55,302)
-----------  -----------  -----------     ---------    -----------  ------------   -----------
    (81,788)      (3,090)       1,301        (1,659)        (1,575)      (10,803)       (3,172)
 (1,007,207)     (36,257)     (36,945)     (276,783)        (5,428)     (109,986)   (1,154,621)
         --           --           --            --             --            --         5,213
-----------  -----------  -----------     ---------    -----------  ------------   -----------
 (1,007,207)     (36,257)     (36,945)     (276,783)        (5,428)     (109,986)   (1,149,408)
 (2,012,508)     (61,612)     (86,435)     (402,148)       (49,568)     (518,050)       36,514
-----------  -----------  -----------     ---------    -----------  ------------   -----------
$(3,101,503) $  (100,959) $  (122,079)    $(680,590)   $   (56,571) $   (638,839)  $(1,116,066)
===========  ===========  ===========     =========    ===========  ============   ===========

Lincoln Life & Annuity Variable Annuity Account L

Statements of changes in net assets

Years Ended December 31, 2001 and 2002

                                                                                     AFIS          American     AVPSF
                                                                        AFIS         International Century VP   Growth
                                                                        Growth Class Class 2       Balanced     Class B
                                                                        2 Subaccount Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $  395,196   $    29,644  $11,057,096    $  13,706
Changes From Operations:
 . Net investment income (loss)                                              (6,659)           10      192,030         (427)
 . Net realized gain (loss) on investments                                  275,001        19,012      120,054       (1,006)
 . Net change in unrealized appreciation or depreciation on investments    (464,597)      (48,762)    (818,318)      (8,545)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (196,255)      (29,740)    (506,234)      (9,978)
Changes From Unit Transactions:
 . Contract purchases                                                     2,579,387       313,209    2,233,622      229,355
 . Terminated contracts                                                    (679,413)     (126,860)  (2,526,503)    (148,941)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    1,899,974       186,349     (292,881)      80,414
                                                                         ----------   -----------  -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,703,719       156,609     (799,115)      70,436
                                                                         ----------   -----------  -----------    ---------
NET ASSETS AT DECEMBER 31, 2001                                           2,098,915       186,253   10,257,981       84,142
Changes From Operations:
 . Net investment income (loss)                                             (21,447)        1,418      168,588       (1,160)
 . Net realized gain (loss) on investments                                 (188,582)      (47,645)    (356,627)     (26,309)
 . Net change in unrealized appreciation or depreciation on investments    (447,923)        5,115     (886,067)     (11,969)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (657,952)      (41,112)  (1,074,106)     (39,438)
Changes From Unit Transactions:
 . Contract purchases                                                     1,654,767       607,001    1,545,856      246,376
 . Terminated contracts                                                    (833,470)     (466,401)  (2,064,045)    (158,721)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      821,297       140,600     (518,189)      87,655
                                                                         ----------   -----------  -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     163,345        99,488   (1,592,295)      48,217
                                                                         ----------   -----------  -----------    ---------
NET ASSETS AT DECEMBER 31, 2002                                          $2,262,260   $   285,741  $ 8,665,686    $ 132,359
                                                                         ==========   ===========  ===========    =========

                                                                        AVPSF                      Delaware VIP Delaware
                                                                        Technology   Baron Capital REIT Service VIP Trend
                                                                        Class B      Asset         Class        Service Class
                                                                        Subaccount   Subaccount    Subaccount   Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $  147,467   $ 3,960,842  $   342,126    $  78,508
Changes From Operations:
 . Net investment income (loss)                                              (4,180)      (50,847)       3,162       (1,412)
 . Net realized gain (loss) on investments                                  (80,981)       31,669        2,889      (18,198)
 . Net change in unrealized appreciation or depreciation on investments     (32,911)      468,311       23,925       (1,459)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (118,072)      449,133       29,976      (21,069)
Changes From Unit Transactions:
 . Contract purchases                                                     1,316,852     4,073,903    1,000,979      231,869
 . Terminated contracts                                                    (772,173)   (2,384,070)    (535,584)     (88,223)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      544,679     1,689,833      465,395      143,646
                                                                         ----------   -----------  -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     426,607     2,138,966      495,371      122,577
                                                                         ----------   -----------  -----------    ---------
NET ASSETS AT DECEMBER 31, 2001                                             574,074     6,099,808      837,497      201,085
Changes From Operations:
 . Net investment income (loss)                                              (4,724)      (65,184)       6,715       (2,368)
 . Net realized gain (loss) on investments                                  (93,577)       22,057        3,401      (17,102)
 . Net change in unrealized appreciation or depreciation on investments    (166,144)   (1,067,008)     (58,589)     (39,048)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (264,445)   (1,110,135)     (48,473)     (58,518)
Changes From Unit Transactions:
 . Contract purchases                                                       640,963     3,517,640    3,040,186      293,227
 . Terminated contracts                                                    (509,514)   (2,352,186)  (1,224,084)    (204,908)
                                                                         ----------   -----------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      131,449     1,165,454    1,816,102       88,319
                                                                         ----------   -----------  -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (132,996)       55,319    1,767,629       29,801
                                                                         ----------   -----------  -----------    ---------
NET ASSETS AT DECEMBER 31, 2002                                          $  441,078   $ 6,155,127  $ 2,605,126    $ 230,886
                                                                         ==========   ===========  ===========    =========

See accompanying notes.

                                                                                                     Janus Aspen
                                           Fidelity VIP                                              Series
               Dreyfus Stock Fidelity VIP  Contrafund      Fidelity VIP  Fidelity VIP  Fidelity VIP  Worldwide
Dreyfus Small  Index         Asset Manager Service Class 2 Equity-Income Growth        Money Market  Growth
Cap Subaccount Subaccount    Subaccount    Subaccount      Subaccount    Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------
 $27,246,326   $ 49,350,054   $33,520,014    $   60,016     $26,728,464  $109,842,215   $    64,319  $14,365,337
    (136,493)        41,838     1,018,841          (996)        185,197      (827,011)        1,574      (61,045)
     599,971        511,077        (9,586)      (10,068)      1,183,575     5,791,006            --     (648,522)
  (2,451,144)    (7,089,833)   (2,712,872)       (2,681)     (3,051,962)  (25,026,725)           --   (2,663,674)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  (1,987,666)    (6,536,918)   (1,703,617)      (13,745)     (1,683,190)  (20,062,730)        1,574   (3,373,241)
   5,077,912      8,274,420     4,546,427       348,413       6,332,873    12,756,733       321,731    3,440,554
  (5,772,174)    (8,858,233)   (5,655,647)     (152,329)     (5,510,382)  (19,049,982)     (322,278)  (3,360,908)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
    (694,262)      (583,813)   (1,109,220)      196,084         822,491    (6,293,249)         (547)      79,646
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  (2,681,928)    (7,120,731)   (2,812,837)      182,339        (860,699)  (26,355,979)        1,027   (3,293,595)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  24,564,398     42,229,323    30,707,177       242,355      25,867,765    83,486,236        65,346   11,071,742
    (209,927)       122,902       835,476        (2,065)        177,539      (483,554)          478       (9,165)
  (1,427,836)      (577,276)     (970,797)       (3,470)         27,160    (4,304,013)           --     (999,595)
  (3,152,491)    (9,113,384)   (2,807,077)      (45,235)     (4,797,542)  (19,989,312)           --   (1,804,299)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  (4,790,254)    (9,567,758)   (2,942,398)      (50,770)     (4,592,843)  (24,776,879)          478   (2,813,059)
   4,236,009      5,894,435     3,214,748       575,241       4,114,949     8,091,454       249,256    2,055,287
  (5,458,866)    (8,055,356)   (5,287,620)     (137,093)     (4,957,925)  (15,292,482)     (298,875)  (2,625,088)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  (1,222,857)    (2,160,921)   (2,072,872)      438,148        (842,976)   (7,201,028)      (49,619)    (569,801)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
  (6,013,111)   (11,728,679)   (5,015,270)      387,378      (5,435,819)  (31,977,907)      (49,141)  (3,382,860)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------  -----------
 $18,551,287   $ 30,500,644   $25,691,907    $  629,733     $20,431,946  $ 51,508,329   $    16,205  $ 7,688,882
 ===========   ============   ===========    ==========     ===========  ============   ===========  ===========

                                                                                       T. Rowe Price
LN Aggressive  LN Capital    LN Growth &   LN Social       NB AMT Mid-   NB AMT        International
Growth         Appreciation  Income        Awareness       Cap Growth    Partners      Stock
Subaccount     Subaccount    Subaccount    Subaccount      Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------
 $16,381,028   $     80,139   $    70,508    $3,089,808     $    97,040  $  1,222,221   $ 8,204,984
    (113,361)        (2,207)          840        (9,993)         (1,314)      (11,351)       63,004
   1,964,506        (69,819)       26,025       528,254         (37,112)       18,857      (773,309)
  (7,195,914)       (13,374)      (33,526)     (854,706)         (6,338)      (71,192)   (1,121,069)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
  (5,344,769)       (85,400)       (6,661)     (336,445)        (44,764)      (63,686)   (1,831,374)
   2,985,795        892,264       486,823       984,763         492,128     1,283,372     8,333,981
  (3,874,968)      (593,297)     (198,773)     (842,664)       (397,173)     (450,018)   (8,529,353)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
    (889,173)       298,967       288,050       142,099          94,955       833,354      (195,372)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
  (6,233,942)       213,567       281,389      (194,346)         50,191       769,668    (2,026,746)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
  10,147,086        293,706       351,897     2,895,462         147,231     1,991,889     6,178,238
     (81,788)        (3,090)        1,301        (1,659)         (1,575)      (10,803)       (3,172)
  (1,007,207)       (36,257)      (36,945)     (276,783)         (5,428)     (109,986)   (1,149,408)
  (2,012,508)       (61,612)      (86,435)     (402,148)        (49,568)     (518,050)       36,514
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
  (3,101,503)      (100,959)     (122,079)     (680,590)        (56,571)     (638,839)   (1,116,066)
   1,551,882        552,502       531,290       627,745         125,091     1,116,481     8,799,568
  (1,787,149)      (390,777)     (205,200)     (663,518)        (34,590)     (547,863)   (8,990,917)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
    (235,267)       161,725       326,090       (35,773)         90,501       568,618      (191,349)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
  (3,336,770)        60,766       204,011      (716,363)         33,930       (70,221)   (1,307,415)
 -----------   ------------   -----------    ----------     -----------  ------------   -----------
 $ 6,810,316   $    354,472   $   555,908    $2,179,099     $   181,161  $  1,921,668   $ 4,870,823
 ===========   ============   ===========    ==========     ===========  ============   ===========

Lincoln Life & Annuity Variable Annuity Account L

Notes to financial statements

December 31, 2002

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life & Annuity Variable Annuity Account L (Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of twenty-three mutual funds (the Funds) of eleven diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (AFIS):
  AFIS Growth Class 2 Fund
  AFIS International Class 2 Fund

American Century Variable Portfolios, Inc.:
  American Century VP Balanced Portfolio

Alliance Variable Products Series Fund (AVPSF):
  AVPSF Growth Class B Fund
  AVPSF Technology Class B Fund

Baron Capital Funds Trust:
  Baron Capital Asset Fund

Delaware VIP Trust (Delaware VIP)*:
  Delaware VIP REIT Service Class Series
  Delaware VIP Trend Service Class Series

Dreyfus Variable Investment Fund (Dreyfus):
  Dreyfus Small Cap Portfolio
  Dreyfus Stock Index Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Asset Manager Portfolio
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Money Market Portfolio

Janus Aspen Series:
  Janus Aspen Series Worldwide Growth Portfolio

Lincoln National (LN)*:
  LN Aggressive Growth Fund
  LN Capital Appreciation Fund
  LN Growth & Income Fund
  LN Social Awareness Fund

Neuberger Berman Advisors Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Partners Portfolio

T. Rowe Price International Series, Inc.:
  T. Rowe Price International Stock Portfolio

* Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

The Fidelity VIP Money Market Portfolio is used only for investments of initial contributions for which the Company has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Investments in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at an effective annual rate of 1.00% of each portfolio's average daily net assets within the Variable Account with the exception of Fidelity VIP Money Market Portfolio, which does not have a mortality and expense charge.

Accordingly, the Company is responsible for all sales, general, and administrative expenses applicable to the Variable Accounts.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                  Unit Value Unit Value                                   Investment
                                                  Beginning  End        Units                   Total     Income
                                                  of Period  of Period  Outstanding Net Assets  Return(1) Ratio(2)
--------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                                                                                     0.03%
  Standard (1.00% Fee Rate)                         $ 7.29     $ 5.45      415,179  $ 2,262,260 (25.21%)
AFIS International Class 2 Fund                                                                              1.62%
  Standard (1.00% Fee Rate)                           6.81       5.74       49,792      285,741 (15.69%)
American Century VP Balanced Portfolio                                                                       2.80%
  Standard (1.00% Fee Rate)                          21.32      19.09      453,856    8,665,686 (10.46%)
AVPSF Growth Class B Fund                                                                                      --
  Standard (1.00% Fee Rate)                           6.61       4.69       28,208      132,359 (28.98%)
AVPSF Technology Class B Fund                                                                                  --
  Standard (1.00% Fee Rate)                           5.24       3.02      146,243      441,078 (42.39%)
Baron Capital Asset Fund                                                                                       --
  Standard (1.00% Fee Rate)                          19.05      16.19      380,293    6,155,127 (15.05%)
Delaware VIP REIT Service Class Series                                                                       1.37%
  Standard (1.00% Fee Rate)                          11.37      11.75      221,708    2,605,126    3.34%
Delaware VIP Trend Service Class Series                                                                        --
  Standard (1.00% Fee Rate)                           6.51       5.15       44,794      230,886 (20.86%)
Dreyfus Small Cap Portfolio                                                                                  0.05%
  Standard (1.00% Fee Rate)                          21.43      17.16    1,081,131   18,551,287 (19.93%)
Dreyfus Stock Index Fund                                                                                     1.35%
  Standard (1.00% Fee Rate)                          35.30      27.14    1,123,976   30,500,644 (23.14%)
Fidelity VIP Asset Manager Portfolio                                                                         4.04%
  Standard (1.00% Fee Rate)                          23.29      21.05    1,220,799   25,691,907  (9.64%)
Fidelity VIP Contrafund Service Class 2 Portfolio                                                            0.52%
  Standard (1.00% Fee Rate)                           8.16       7.30       86,266      629,733 (10.50%)
Fidelity VIP Equity-Income Portfolio                                                                         1.77%
  Standard (1.00% Fee Rate)                          23.48      19.31    1,058,066   20,431,946 (17.77%)
Fidelity VIP Growth Portfolio                                                                                0.26%
  Standard (1.00% Fee Rate)                          38.25      26.47    1,945,949   51,508,329 (30.80%)
Fidelity VIP Money Market Portfolio                                                                          1.74%
  Standard (1.00% Fee Rate)                          14.61      14.86        1,091       16,205    1.70%
Janus Aspen Series Worldwide Growth Portfolio                                                                0.90%
  Standard (1.00% Fee Rate)                          13.07       9.64      797,637    7,688,882 (26.24%)
LN Aggressive Growth Fund                                                                                      --
  Standard (1.00% Fee Rate)                          11.18       7.72      882,142    6,810,316 (30.92%)
LN Capital Appreciation Fund                                                                                   --
  Standard (1.00% Fee Rate)                           6.05       4.37       81,050      354,472 (27.69%)
LN Growth & Income Fund                                                                                      1.28%
  Standard (1.00% Fee Rate)                           7.95       6.14       90,563      555,908 (22.82%)
LN Social Awareness Fund                                                                                     0.93%
  Standard (1.00% Fee Rate)                          11.88       9.16      237,805    2,179,099 (22.90)%
NB AMT Mid-Cap Growth Fund                                                                                     --
  Standard (1.00% Fee Rate)                           5.73       4.01       45,231      181,161 (30.04%)
NB AMT Partners Fund                                                                                         0.49%
  Standard (1.00% Fee Rate)                          12.09       9.08      211,573    1,921,668 (24.90%)
T. Rowe Price International Stock Portfolio                                                                  0.94%
  Standard (1.00% Fee Rate)                          11.86       9.59      507,719    4,870,823 (19.11%)

--------
(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                  Unit Value Unit Value                                   Investment
                                                  Beginning  End        Units                   Total     Income
                                                  of Period  of Period  Outstanding Net Assets  Return(1) Ratio(2)
--------------------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                                                                                     0.49%
  Standard (1.00% Fee Rate)                         $ 8.99     $ 7.29      288,105  $ 2,098,915 (18.97%)
AFIS International Class 2 Fund                                                                              1.01%
  Standard (1.00% Fee Rate)                           8.58       6.81       27,363      186,253 (20.69%)
American Century VP Balanced Portfolio                                                                       2.84%
  Standard (1.00% Fee Rate)                          22.33      21.32      481,065   10,257,981  (4.51%)
AVPSF Growth Class B Fund                                                                                    0.23%
  Standard (1.00% Fee Rate)                           8.74       6.61       12,735       84,142 (24.41%)
AVPSF Technology Class B Fund                                                                                  --
  Standard (1.00% Fee Rate)                           7.09       5.24      109,658      574,074 (26.20%)
Baron Capital Asset Fund                                                                                       --
  Standard (1.00% Fee Rate)                          17.13      19.05      320,148    6,099,808   11.22%
Delaware VIP REIT Service Class Series                                                                       1.67%
  Standard (1.00% Fee Rate)                          10.57      11.37       73,655      837,497    7.59%
Delaware VIP Trend Service Class Series                                                                        --
  Standard (1.00% Fee Rate)                           7.78       6.51       30,874      201,085 (16.30%)
Dreyfus Small Cap Portfolio                                                                                  0.44%
  Standard (1.00% Fee Rate)                          23.06      21.43    1,146,272   24,564,398  (7.05%)
Dreyfus Stock Index Fund                                                                                     1.10%
  Standard (1.00% Fee Rate)                          40.61      35.30    1,196,152   42,229,323 (13.05%)
Fidelity VIP Asset Manager Portfolio                                                                         4.29%
  Standard (1.00% Fee Rate)                          24.53      23.29    1,318,503   30,707,177  (5.04%)
Fidelity VIP Contrafund Service Class 2 Portfolio                                                            0.36%
  Standard (1.00% Fee Rate)                           9.41       8.16       29,712      242,355 (13.34%)
Fidelity VIP Equity-Income Portfolio                                                                         1.71%
  Standard (1.00% Fee Rate)                          24.96      23.48    1,101,468   25,867,765  (5.90%)
Fidelity VIP Growth Portfolio                                                                                0.08%
  Standard (1.00% Fee Rate)                          46.92      38.25    2,182,552   83,486,236 (18.47%)
Fidelity VIP Money Market Portfolio                                                                          4.11%
  Standard (1.00% Fee Rate)                          14.02      14.61        4,473       65,346  (4.18%)
Janus Aspen Series Worldwide Growth Portfolio                                                                0.49%
  Standard (1.00% Fee Rate)                          17.02      13.07      847,143   11,071,742 (23.21%)
LN Aggressive Growth Fund                                                                                      --
  Standard (1.00% Fee Rate)                          16.92      11.18      908,001   10,147,086 (33.95%)
LN Capital Appreciation Fund                                                                                   --
  Standard (1.00% Fee Rate)                           8.24       6.05       48,560      293,706 (26.62%)
LN Growth & Income Fund                                                                                      1.40%
  Standard (1.00% Fee Rate)                           9.05       7.95       44,243      351,897 (12.11%)
LN Social Awareness Fund                                                                                     0.66%
  Standard (1.00% Fee Rate)                          13.27      11.88      243,638    2,895,462 (10.43%)
NB AMT Mid-Cap Growth Fund                                                                                     --
  Standard (1.00% Fee Rate)                           7.67       5.73       25,716      147,231 (25.40%)
NB AMT Partners Fund                                                                                         0.32%
  Standard (1.00% Fee Rate)                          12.57      12.09      164,702    1,991,889  (3.79%)
T. Rowe Price International Stock Portfolio                                                                  1.93%
  Standard (1.00% Fee Rate)                          15.40      11.86      520,958    6,178,238 (22.99%)

--------
(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                  Unit Value Unit Value
                                                  Beginning  End        Units                    Total
                                                  of Period  of Period  Outstanding Net Assets   Return(2)
----------------------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund
  Standard (1.00% Fee Rate)(1)                      $10.00     $ 8.99       43,957  $    395,196 (10.09%)
AFIS International Class 2 Fund
  Standard (1.00% Fee Rate)(1)                       10.00       8.58        3,454        29,644 (14.18%)
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                          23.17      22.33      495,159    11,057,096  (3.62%)
AVPSF Growth Class B Fund
  Standard (1.00% Fee Rate)(1)                       10.00       8.74        1,568        13,706 (12.59%)
AVPSF Technology Class B Fund
  Standard (1.00% Fee Rate)(1)                       10.00       7.09       20,789       147,467 (29.07%)
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                          17.77      17.13      231,213     3,960,842  (3.62%)
Delaware VIP REIT Service Class Series
  Standard (1.00% Fee Rate)(1)                       10.00      10.57       32,372       342,126    5.68%
Delaware VIP Trend Service Class Series
  Standard (1.00% Fee Rate)(1)                       10.00       7.78       10,090        78,508 (22.19%)
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                          20.55      23.06    1,181,767    27,246,326   12.18%
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                          45.21      40.61    1,215,361    49,350,054 (10.18%)
Fidelity VIP Asset Manager Portfolio
  Standard (1.00% Fee Rate)                          25.79      24.53    1,366,675    33,520,014  (4.89%)
Fidelity VIP Contrafund Service Class 2 Portfolio
  Standard (1.00% Fee Rate)(1)                       10.00       9.41        6,376        60,016  (5.88%)
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                          23.25      24.96    1,070,949    26,728,464    7.34%
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                          53.23      46.92    2,341,192   109,842,215 (11.87%)
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                          13.19      14.02        4,587        64,319    6.30%
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                          20.39      17.02      844,050    14,365,337 (16.51%)
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                          17.56      16.92      968,130    16,381,028  (3.66%)
LN Capital Appreciation Fund
  Standard (1.00% Fee Rate)(1)                       10.00       8.24        9,722        80,139 (17.57%)
LN Growth & Income Fund
  Standard (1.00% Fee Rate)(1)                       10.00       9.05        7,791        70,508  (9.50%)
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                          14.62      13.27      232,886     3,089,808  (9.24%)
NB AMT Mid-Cap Growth Fund
  Standard (1.00% Fee Rate)(1)                       10.00       7.67       12,645        97,040 (23.26%)
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                          12.61      12.57       97,226     1,222,221  (0.30%)
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                          18.93      15.40      532,803     8,204,984 (18.65%)

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 9/27/2000.
(2)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 1999 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                              Unit Value Unit Value
                                              Beginning  End        Units                    Total
                                              of Period  of Period  Outstanding Net Assets   Return(1)
------------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                     $21.26     $23.17      502,280  $ 11,637,008    8.96%
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)                      13.22      17.77      191,615     3,405,848   34.48%
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                      16.86      20.55    1,080,983    22,216,207   21.93%
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                      37.86      45.21    1,319,216    59,639,387   19.41%
Fidelity VIP Asset Manager Portfolio
  Standard (1.00% Fee Rate)                      23.45      25.79    1,489,145    38,399,780    9.99%
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                      22.09      23.25    1,171,752    27,245,250    5.27%
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                      39.12      53.23    2,438,762   129,824,857   36.07%
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                      12.54      13.19       10,776       142,141    5.15%
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)                      12.52      20.39      469,701     9,574,912   62.82%
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)                      12.45      17.56      641,895    11,273,297   41.01%
LN Social Awareness Fund
  Standard (1.00% Fee Rate)                      12.79      14.62      206,340     3,016,315   14.29%
NB AMT Partners Fund
  Standard (1.00% Fee Rate)                      11.86      12.61       64,174       809,154    6.30%
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                      14.34      18.93      518,774     9,821,008   32.00%

--------
(1)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

3. Condensed Financial Information (continued)
A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 1998 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                              Unit Value Unit Value
                                              Beginning  End        Units                   Total
                                              of Period  of Period  Outstanding Net Assets  Return(2)
-----------------------------------------------------------------------------------------------------
American Century VP Balanced Portfolio
  Standard (1.00% Fee Rate)                     $18.55     $21.26      510,233  $10,848,868   14.62%
Baron Capital Asset Fund
  Standard (1.00% Fee Rate)(1)                   10.00      13.22       25,341      334,927   32.17%
Dreyfus Small Cap Portfolio
  Standard (1.00% Fee Rate)                      17.63      16.86    1,186,654   20,002,361  (4.40%)
Dreyfus Stock Index Fund
  Standard (1.00% Fee Rate)                      29.83      37.86    1,129,355   42,758,381   26.94%
Fidelity VIP Asset Manager Portfolio
  Standard (1.00% Fee Rate)                      20.58      23.45    1,534,908   35,985,952   13.91%
Fidelity VIP Equity-Income Portfolio
  Standard (1.00% Fee Rate)                      19.99      22.09    1,176,098   25,976,768   10.52%
Fidelity VIP Growth Portfolio
  Standard (1.00% Fee Rate)                      28.33      39.12    2,095,310   81,972,926   38.10%
Fidelity VIP Money Market Portfolio
  Standard (1.00% Fee Rate)                      11.89      12.54        3,048       38,231    5.47%
Janus Aspen Series Worldwide Growth Portfolio
  Standard (1.00% Fee Rate)(1)                   10.00      12.52       24,550      307,368   25.20%
LN Aggressive Growth Fund
  Standard (1.00% Fee Rate)(1)                   10.00      12.45        6,432       80,109   24.54%
LN Social Awareness Fund
  Standard (1.00% Fee Rate)(1)                   10.00      12.79       14,264      182,442   27.91%
NB AMT Partners Fund
  Standard (1.00% Fee Rate)(1)                   10.00      11.86        9,616      114,054   18.61%
T. Rowe Price International Stock Portfolio
  Standard (1.00% Fee Rate)                      12.50      14.34      545,835    7,828,378   14.70%

--------
(1)Reflects less than a full year of activity. Funds were first received in this option on 10/1/1998.
(2)These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life & Annuity Variable Annuity Account L

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                                      Aggregate  Aggregate
                                                      Cost of    Proceeds
                                                      Purchases  from Sales
    -----------------------------------------------------------------------
    AFIS Growth Class 2 Fund                          $1,383,893 $  574,038
    AFIS International Class 2 Fund                      589,983    446,824
    American Century VP Balanced Portfolio             1,161,563  1,500,296
    AVPSF Growth Class B Fund                            237,335    150,301
    AVPSF Technology Class B Fund                        625,457    457,239
    Baron Capital Asset Fund                           2,489,900  1,357,038
    Delaware VIP REIT Service Class Series             2,505,338    631,915
    Delaware VIP Trend Service Class Series              272,870    186,632
    Dreyfus Small Cap Portfolio                        1,993,802  3,343,136
    Dreyfus Stock Index Fund                           3,066,707  4,958,566
    Fidelity VIP Asset Manager Portfolio               2,295,443  3,519,553
    Fidelity VIP Contrafund Service Class 2 Portfolio    522,465     87,008
    Fidelity VIP Equity-Income Portfolio               3,134,100  3,148,707
    Fidelity VIP Growth Portfolio                      2,402,364  9,961,981
    Fidelity VIP Money Market Portfolio                  124,701    223,794
    Janus Aspen Series Worldwide Portfolio             1,034,060  1,594,353
    LN Aggressive Growth Fund                            786,670  1,089,790
    LN Capital Appreciation Fund                         535,993    351,389
    LN Growth & Income Fund                              472,831    143,714
    LN Social Awareness Fund                             474,170    504,737
    NB AMT Mid-Cap Growth Portfolio                      113,415     24,240
    NB AMT Partners Portfolio                            896,230    337,004
    T. Rowe Price International Portfolio              7,974,865  8,156,442

5. Investments
The following is a summary of investments owned at December 31, 2002.

                                                  Shares      Net Asset Value of    Cost of
                                                  Outstanding Value     Shares      Shares
-----------------------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                              68,001   $33.29   $ 2,263,761 $ 3,198,145
AFIS International Class 2 Fund                       28,426    10.05       285,685     332,176
American Century VP Balanced Portfolio             1,491,798     5.81     8,667,348  10,975,811
AVPSF Growth Class B Fund                             11,306    11.70       132,277     152,941
AVPSF Technology Class B Fund                         44,141     9.98       440,530     662,723
Baron Capital Asset Fund                             371,480    16.56     6,151,707   6,528,733
Delaware VIP REIT Service Class Series               221,893    11.73     2,602,801   2,620,133
Delaware VIP Trend Service Class Series               11,463    20.12       230,628     278,151
Dreyfus Small Cap Portfolio                          653,280    28.40    18,553,156  30,060,015
Dreyfus Stock Index Fund                           1,358,129    22.47    30,517,163  37,845,244
Fidelity VIP Asset Manager Portfolio               2,014,778    12.75    25,688,425  33,192,657
Fidelity VIP Contrafund Service Class 2 Portfolio     34,993    17.95       628,124     677,370
Fidelity VIP Equity-Income Portfolio               1,125,528    18.16    20,439,594  25,700,739
Fidelity VIP Growth Portfolio                      2,197,733    23.44    51,514,862  85,126,648
Fidelity VIP Money Market Portfolio                   17,628     1.00        17,628      17,628
Janus Aspen Series Worldwide Portfolio               365,277    21.05     7,689,073  14,274,153
LN Aggressive Growth Fund                          1,041,923     6.54     6,813,134  15,138,488
LN Capital Appreciation Fund                          27,928    12.68       354,069     437,143
LN Growth & Income Fund                               25,891    21.44       555,046     678,007
LN Social Awareness Fund                             109,637    19.88     2,179,030   3,697,402
NB AMT Mid-Cap Growth Portfolio                       15,130    11.97       181,105     242,621
NB AMT Partners Portfolio                            168,330    11.40     1,918,963   2,598,577
T. Rowe Price International Portfolio                526,071     9.26     4,871,422   5,710,742

Lincoln Life & Annuity Variable Annuity Account L

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                  Units   Units     Net Increase
                                                  Issued  Redeemed  (Decrease)
--------------------------------------------------------------------------------
AFIS Growth Class 2 Fund                          262,516 (135,442)    127,074
AFIS International Class 2 Fund                    91,544  (69,115)     22,429
American Century VP Balanced Portfolio             77,035 (104,243)    (27,208)
AVPSF Growth Class B Fund                          45,640  (30,167)     15,473
AVPSF Technology Class B Fund                     152,045 (115,460)     36,585
Baron Capital Asset Fund                          192,520 (132,376)     60,144
Delaware VIP REIT Service Class Series            253,472 (105,419)    148,053
Delaware VIP Trend Service Class Series            48,389  (34,470)     13,919
Dreyfus Small Cap Portfolio                       210,155 (275,296)    (65,141)
Dreyfus Stock Index Fund                          195,242 (267,419)    (72,177)
Fidelity VIP Asset Manager Portfolio              148,703 (246,407)    (97,704)
Fidelity VIP Contrafund Service Class 2 Portfolio  73,904  (17,351)     56,553
Fidelity VIP Equity-Income Portfolio              192,101 (235,503)    (43,402)
Fidelity VIP Growth Portfolio                     257,560 (494,163)   (236,603)
Fidelity VIP Money Market Portfolio                16,277  (19,659)     (3,382)
Janus Aspen Series Worldwide Growth Portfolio     183,179 (232,684)    (49,505)
LN Aggressive Growth Fund                         168,808 (194,666)    (25,858)
LN Capital Appreciation Fund                      103,228  (70,738)     32,490
LN Growth & Income Fund                            78,163  (31,843)     46,320
LN Social Awareness Fund                           58,753  (64,585)     (5,832)
NB AMT Mid-Cap Growth Fund                         26,784   (7,269)     19,515
NB AMT Partners Fund                              102,713  (55,841)     46,872
T. Rowe Price International Stock Portfolio       823,227 (836,466)    (13,239)

7. Fund Name Changes
During 2002, the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIP).

During 2002, the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP).

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of Lincoln Life & Annuity Company of New York
  and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account L

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account L ("Variable Account") (comprised of the following subaccounts: American Funds Insurance Series ("AFIS") Growth Class 2, AFIS International Class 2, American Century Variable Portfolios Balanced, Alliance Variable Products Series Fund ("AVPSF") Growth Class B, AVPSF Technology Class B, Baron Capital Funds Trust Capital Asset, Delaware VIP Trust ("Delaware VIP") REIT Service Class, Delaware VIP Trend Service Class, Dreyfus Variable Investment Fund ("Dreyfus") Small Cap, Dreyfus Stock Index, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class 2, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Money Market, Janus Aspen Series Worldwide Growth, Lincoln National ("LN") Aggressive Growth, LN Capital Appreciation, LN Growth & Income, LN Social Awareness, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, and T. Rowe Price International Series International Stock) as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Variable Annuity Account L at December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                  December 31
                                                                2002       2001
                                                             ---------- ----------
                                                                 (000s omitted)
                                                             ---------------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair
   value (cost: 2002 -- $1,783,219; 2001 -- $1,601,900)      $1,886,128 $1,617,755
-------------------------------------------------------------
  Mortgage loans on real estate                                 121,726    153,875
-------------------------------------------------------------
  Policy loans                                                  161,886    175,001
-------------------------------------------------------------
  Derivative instruments                                            452         93
-------------------------------------------------------------
  Other investments                                                 275        303
-------------------------------------------------------------
                                                             ---------- ----------
Total Investments                                             2,170,467  1,947,027
-------------------------------------------------------------
                                                             ---------- ----------
Cash and invested cash                                           15,244     15,651
-------------------------------------------------------------
Property and equipment                                              450        658
-------------------------------------------------------------
Deferred acquisition costs                                       42,887     43,403
-------------------------------------------------------------
Premiums and fees receivable                                      2,249      3,221
-------------------------------------------------------------
Accrued investment income                                        31,086     33,090
-------------------------------------------------------------
Assets held in separate accounts                                342,812    357,058
-------------------------------------------------------------
Federal income taxes                                                 --      6,165
-------------------------------------------------------------
Amounts recoverable from reinsurers                              72,577     72,764
-------------------------------------------------------------
Goodwill                                                        109,512    109,512
-------------------------------------------------------------
Other intangible assets                                         156,349    169,255
-------------------------------------------------------------
Other assets                                                     31,346     19,850
-------------------------------------------------------------
                                                             ---------- ----------
Total Assets                                                 $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                        $1,053,737 $1,001,060
-------------------------------------------------------------
  Contractholder funds                                          982,116    900,794
-------------------------------------------------------------
  Liabilities related to separate accounts                      342,812    357,058
-------------------------------------------------------------
                                                             ---------- ----------
Total Insurance and Investment Contract Liabilities           2,378,665  2,258,912
-------------------------------------------------------------
Federal income taxes                                             21,361         --
-------------------------------------------------------------
Other liabilities                                                49,923     47,678
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities                                             2,449,949  2,306,590
-------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)         2,000      2,000
-------------------------------------------------------------
Additional paid in capital                                           53         --
-------------------------------------------------------------
Retained earnings                                               483,135    463,056
-------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale, net
   of reclassification adjustment                                39,842      6,046
-------------------------------------------------------------
  Net unrealized loss on derivative instruments                      --        (38)
-------------------------------------------------------------
Total Accumulated Other Comprehensive Income                     39,842      6,008
-------------------------------------------------------------
                                                             ---------- ----------
Total Shareholder's Equity                                      525,030    471,064
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities and Shareholder's Equity                   $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========

See notes to the financial statements on pages 5-25

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                               Year Ended December 31
                                                                              2002      2001      2000
                                                                            --------  --------  --------
                                                                                   (000s omitted)
                                                                            ----------------------------
Revenue:
Insurance premiums                                                          $ 13,185  $ 16,563  $ 16,855
----------------------------------------------------------------------------
Insurance fees                                                                59,664    56,887    54,478
----------------------------------------------------------------------------
Net investment income                                                        134,938   134,828   132,979
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)               (11,308)   (4,573)   (3,954)
----------------------------------------------------------------------------
Other revenue and fees                                                           663       261       407
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Revenue                                                                197,142   203,966   200,765
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     118,552   122,494   114,234
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)              48,225    50,246    56,287
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Benefits and Expenses                                                  166,777   172,740   170,521
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                     30,365    31,226    30,244
----------------------------------------------------------------------------
Federal income taxes                                                          10,286    11,202    10,562
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Cumulative Effect of Accounting Changes                         20,079    20,024    19,682
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Taxes)             --    (1,087)       --
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Net Income                                                                  $ 20,079  $ 18,937  $ 19,682
----------------------------------------------------------------------------
                                                                            ========  ========  ========


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                    2002      2001      2000
                                                                                  --------  --------  --------
                                                                                         (000's omitted)
                                                                                  ----------------------------
Common Stock:
Balance at beginning and end-of-year                                              $  2,000  $  2,000  $  2,000
----------------------------------------------------------------------------------

Additional Paid In Capital:
Balance at beginning-of-year                                                            --        --        --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                 53        --        --
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                                  53        --        --
----------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                       463,056   444,119   424,437
----------------------------------------------------------------------------------
Comprehensive income                                                                53,875    36,117    34,183
----------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
  Net unrealized gain on securities available-for-sale (net of reclassification adjustments)
-----------------------------------------------------------------                   33,796    17,218    14,501
 Net unrealized loss on derivative instruments
-----------------------------------------------------------------                       --       (38)       --
Net Income                                                                          20,079    18,937    19,682
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                             483,135   463,056   444,119
----------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-sale:
Balance at beginning of year                                                         6,046   (11,172)  (25,673)
----------------------------------------------------------------------------------
Change during period                                                                33,796    17,218    14,501
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                              39,842     6,046   (11,172)
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments:
Balance at beginning of year                                                           (38)        0         0
----------------------------------------------------------------------------------
Cumulative effect of accounting change                                                   0       114         0
----------------------------------------------------------------------------------
Change during period                                                                    38      (152)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                                   0       (38)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                         $525,030  $471,064  $434,947
                                                                                  ========  ========  ========
----------------------------------------------------------------------------------


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                        Year Ended December 31
                                                      2002       2001       2000
                                                   ---------  ---------  ---------
                                                           (000's omitted)
                                                   -------------------------------
Cash Flows from Operating Activities:
Net income                                         $  20,079  $  18,937  $  19,682
---------------------------------------------------
Adjustments to reconcile net income to net cash
  provided by operating activities:
---------------------------------------------------
  Deferred acquisition costs                         (29,152)   (18,049)   (12,280)
---------------------------------------------------
  Premiums and fees receivable                           972        123     (1,490)
---------------------------------------------------
  Accrued investment income                            2,004     (3,152)      (641)
---------------------------------------------------
  Policy liabilities and accruals                    (35,796)   (49,308)   (36,963)
---------------------------------------------------
  Contractholder funds                                49,611     40,529     46,228
---------------------------------------------------
  Amounts recoverable from reinsurers                    187     14,849     12,506
---------------------------------------------------
  Federal income taxes                                 7,491     12,778      9,661
---------------------------------------------------
  Other liabilities--operating                         2,049     (1,470)    (3,230)
---------------------------------------------------
  Provisions for depreciation                            (78)      (243)       448
---------------------------------------------------
  Goodwill and other intangibles amortization         13,030     12,461     19,935
---------------------------------------------------
  Net realized loss on investments and derivative
   investments                                        11,308      4,573      3,954
---------------------------------------------------
  Other                                                9,051     (1,787)     6,336
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Adjustments                                       30,677     11,304     44,464
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by Operating Activities             50,756     30,241     64,146
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Investing Activities:
Securities available-for-sale:
  Purchases                                         (502,822)  (302,738)  (224,976)
---------------------------------------------------
  Sales                                              180,443    119,957     71,686
---------------------------------------------------
  Maturities                                         127,618    108,188     97,330
---------------------------------------------------
Purchase of other investments                        (36,677)   (50,979)   (54,686)
---------------------------------------------------
Sale or maturity of other investments                 81,465     82,731     64,509
---------------------------------------------------
Property and equipment purchases                        (158)    (1,460)    (6,874)
---------------------------------------------------
Property and equipment sales                             445      5,493      3,030
---------------------------------------------------
Increase (decrease) in other
  liabilities--nonoperating                           (3,814)   (10,402)    82,105
---------------------------------------------------
(Increase) decrease in other assets--nonoperating    (14,340)     2,406    (12,772)
---------------------------------------------------
Other                                                   (185)     5,444     (3,255)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (Used in) Investing
  Activities                                        (168,025)   (41,360)    16,097
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Financing Activities:
Universal life and investment contract deposits      277,633    196,045    173,297
---------------------------------------------------
Universal life and investment contract withdrawals  (160,824)  (215,621)  (236,661)
---------------------------------------------------
Nonqualified employee stock option exercise tax
  benefit                                                 53         --         --
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (used in) Financing
  Activities                                         116,862    (19,576)   (63,364)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Increase (Decrease) in Cash and Invested Cash       (407)   (30,695)    16,879
---------------------------------------------------
Cash and Invested Cash at Beginning of Year           15,651     46,346     29,467
---------------------------------------------------
                                                   ---------  ---------  ---------
Cash and Invested Cash at End of Year              $  15,244  $  15,651  $  46,346
---------------------------------------------------
                                                   =========  =========  =========

See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996 under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
The Company classifies its fixed maturity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments
Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("FAS 133") on January 1, 2001, the Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002, the Company had no derivative instruments that were designated and qualified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation. The Company had derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance

Lincoln Life & Annuity Company of New York products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2000 through 2002 ranged from 4.00% to 6.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period previously allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, prior to January 1, 2002, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance

Lincoln Life & Annuity Company of New York business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 4.5% to 5.5% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 3.00% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, the Company recognized compensation expense for stock options on LNC stock granted to Company employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. LNC issued stock options at current market prices, and accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standard No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123, to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective method and the retroactive restatement method. The Company will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, the Company will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

Lincoln Life & Annuity Company of New York

If the Company had applied the fair value recognition provisions of FAS 123, there would have been no significant impact on net income for 2002, 2001 and 2000.

Income Taxes
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. The Company adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by the Company to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within the Company's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, the Company has chosen October 1 as its annual review date. As such, the Company performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that the Company does not have impaired goodwill. The valuation techniques used by the Company for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, the Company had an increase in net income of $3.0 million during the year ended December 31, 2002.

Lincoln Life & Annuity Company of New York

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2002     As of December 31, 2001
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
Amortized Intangible Assets:
Lincoln Retirement Segment:
Present value of in-force...     $ 48.1        $16.0         $ 48.1        $12.2
Life Insurance Segment:
Present value of in-force...      167.3         43.1          167.3         33.9
                                 ------        -----         ------        -----
Total.......................     $215.4        $59.1          215.4        $46.1
                                 ======        =====         ======        =====

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $13.0 million, $9.4 million and $17.0 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                                2003...... $10.9
                                2004......  10.9
                                2005......  11.2
                                2006......  11.9
                                2007......  12.2
                                Thereafter  99.2

The balance sheet caption, "Goodwill" had a balance of $109.5 million at both December 31, 2002 and 2001. The Life Insurance segment had $92.8 million balance at December 31, 2002 and 2001 and the Lincoln Retirement segment had $16.7 million for the same time periods.

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                        December 31,
                                                        2001   2000
                                                        ------ ------
                                                        (in millions)
                                                        -------------
            Reported Net Income........................ $18.9  $19.7
            Add back: Goodwill Amortization (after-tax)   3.0    2.9
                                                        -----  -----
            Adjusted Net Income........................ $21.9  $22.6
                                                        =====  =====

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. The Company adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the financial position and results of operations of the Company.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by the Company will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Lincoln Life & Annuity Company of New York

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although the Company and the industry continue to review the new rules, at the present time the Company does not believe there are VIEs whose characteristics would result in consolidation with the Company.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to the Company, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact the Company's prospective reported net income and financial position. Until the FASB finalizes the Statement 133 Implementation Issue, the Company is unable to determine what, if any, impact it will have on the Company's financial statements.

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                        Amortized Cost Gains  Losses  Fair Value
                                        -------------- ------ ------  ----------
                                                     (in millions)
                                        ----------------------------------------
December 31, 2002:
 Corporate bonds.......................    $1,436.4    $104.5 ($28.0)  $1,512.9
 U.S. Government bonds.................        16.1       1.4   (0.3)      17.2
 Foreign government bonds..............        18.8       2.4   (0.6)      20.6
 Asset and mortgage-backed securities:
   Other asset-backed securities.......       295.5      22.4   (0.1)     317.8
 State and municipal bonds.............        16.4       1.2    0.0       17.6
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,783.2    $131.9 ($29.0)  $1,886.1
                                           ========    ====== ======   ========

2001:
 Corporate bonds.......................    $1,347.1    $ 37.0 ($28.6)  $1,355.5
 U.S. Government bonds.................        15.5       0.6    0.0       16.1
 Foreign government bonds..............        15.4       1.2   (0.3)      16.3
 Asset and mortgage-backed securities:
   Mortgage pass-through securities....        49.6       2.1   (0.1)      51.6
   Collateralized mortgage obligations.        49.1       0.8   (0.2)      49.7
   Other asset-backed securities.......       109.2       4.5   (0.3)     113.4
 State and municipal bonds.............        16.0       0.1   (0.9)      15.2
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,601.9    $ 46.3 ($30.4)  $1,617.8
                                           ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002
           Due in one year or less..........    $   73.9     $   75.0
           Due after one year through five
            years...........................       415.6        438.0
           Due after five years through ten
            years...........................       577.3        612.2
           Due after ten years..............       420.9        443.1
                                                --------     --------
           Subtotal.........................     1,487.7      1,568.3
           Asset/mortgage-backed
            securities......................       295.5        317.8
                                                --------     --------
           Total............................    $1,783.2     $1,886.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2002
               Below 7%.......  $ 94.3       $ 94.3       $ 99.3
               7%-8%..........   153.4        153.3        164.6
               8%-9%..........    43.2         43.1         48.6
               Above 9%.......     4.6          4.8          5.3
                                ------       ------       ------
               Total..........  $295.5       $295.5       $317.8
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2002
                    Treasuries and AAA.  $  346.8      18.4%
                    AA.................     128.5       6.8
                    A..................     661.9      35.1
                    BBB................     675.8      35.8
                    BB.................      45.8       2.4
                    Less than BB.......      27.3       1.5
                                         --------     -----
                                         $1,886.1     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2002    2001    2000
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities.... $115.2  $110.8  $106.1
             Mortgage loans on real estate   10.8    13.7    14.1
             Policy loans.................    9.7    10.4    10.6
             Invested cash................    0.7     1.4     3.0
             Other investments............    0.1     0.1     0.0
                                           ------  ------  ------
             Investment revenue...........  136.5   136.4   133.8
             Investment expense...........   (1.6)   (1.6)   (0.8)
                                           ------  ------  ------
             Net investment income........ $134.9  $134.8  $133.0
                                           ======  ======  ======

The detail of the net realized loss on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2002    2001    2000
                                                ------  ------  -----
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain......................... $  4.1  $  2.8  $ 0.5
            Gross loss.........................  (21.6)  (13.6)  (5.4)
          Equity securities available-for-sale:
            Gross loss.........................     --      --   (0.2)
          Other investments....................   (0.4)   (0.2)  (0.3)
          Associated restoration of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses.................    6.4     6.5    1.4
                                                ------  ------  -----
          Total Realized Loss on
           Investments.........................  (11.5)   (4.5)  (4.0)
          Derivative instruments net of
           associated amortization of deferred
           acquisition costs...................    0.2    (0.1)    --
                                                ------  ------  -----
          Total Realized Loss on Investments
           and Derivative Instruments.......... $(11.3) $ (4.6) $(4.0)
                                                ======  ======  =====

Lincoln Life & Annuity Company of New York

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                                 Year Ended
                                                 December 31
                                               2002  2001 2000
                                               ----- ---- ----
                                                (in millions)
                                               ---------------
                 Fixed maturity securities.... $11.2 $0.0 $0.0
                 Mortgage loans on real estate   0.1  0.1  0.0
                                               ----- ---- ----
                 Total........................ $11.3 $0.1 $0.0
                                               ===== ==== ====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available for sale is as follows:

                                               Year Ended
                                               December 31
                                            2002  2001  2000
                                            ----- ----- -----
                                              (in millions)
                                            -----------------
                  Fixed maturity securities $87.0 $38.9 $53.5

The balance sheet caption, "Property and Equipment," is shown net of allowances for depreciation of $0.3 million and $0.2 million at December 31, 2002 and 2001, respectively.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2002   2001
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.2  $ 1.8
           Allowance for losses.......................  (0.2)  (0.1)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.0  $ 1.7
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                  2002  2001 2000
                                                 -----  ---- ----
                                                  (in millions)
                                                 ----------------
              Balance at beginning-of-year...... $ 0.1  $ -- $--
              Provisions for losses.............   0.2   0.1  --
              Releases due to principal paydowns  (0.1)   --  --
              Releases due to foreclosures......    --    --  --
                                                 -----  ---- ---
              Balance at end-of-year............ $ 0.2  $0.1 $--
                                                 =====  ==== ===

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                       Year Ended
                                                      December 31
                                                     2002 2001 2000
                                                     ---- ---- ----
                                                     (in millions)
                                                     --------------
             Average recorded investment in impaired
              loans................................. $2.1 $1.0 $--
             Interest income recognized on impaired
              loans.................................  0.3  0.2  --

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, the Company had no mortgage loans on non-accrual status. As of December 31, 2002 and 2001, LNC had no mortgage loans past due 90 days on which interest was still being accrued.

As of December 31, 2002 and 2001, the Company had no restructured mortgage loans. As of December 31, 2002 and 2001, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $2.0 million. No such commitments existed at December 31, 2001. As of December 31, 2002 and 2001, the Company had no standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale and mortgage loans on real estate which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $0.4 million and $0.3 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense is as follows:

                                        Year Ended December 31
                                        2002    2001    2000
                                         -----  ------- ------
                                          (in millions)
                                        ----------------------
                      Current.......... $ 0.0   $ 0.4   $ 1.4
                      Deferred.........  10.3    10.8     9.2
                                         -----   -----  -----
                      Total tax expense $10.3   $11.2   $10.6
                                         =====   =====  =====

The effective tax rate on pre-tax income is different than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2002     2001   2000
                                               -----    -----  -----
                                                  (in millions)
                                               -------------------
            Tax rate times pre-tax income from
             continuing operations............ $10.6    $10.9  $10.6
            Effect of:
              Tax-preferred investment
               income.........................  (0.2)    (0.9)  (0.7)
              Goodwill amortization...........    --      1.1    1.0
              Other items.....................  (0.1)     0.1   (0.3)
                                               -----    -----  -----
            Provision for income taxes........ $10.3    $11.2  $10.6
                                               =====    =====  =====
            Effective tax rate................    34%      36%    35%

The Federal income tax recoverable asset (liability) is as follows:

                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
           Current................................... $ (2.1) $(0.8)
           Deferred..................................  (19.3)   6.9
                                                      ------  -----
           Total Federal income tax asset (liability) $(21.4) $ 6.1
                                                      ======  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                          December 31
                                                          2002   2001
                                                         ------  -----
                                                         (in millions)
                                                         -------------
         Deferred tax assets:
           Insurance and investment contract
            liabilities.................................  $45.6  $51.0
           Net operating and capital loss
            carryforwards...............................   16.1   15.6
           Investment related...........................    1.9    2.7
           Ceding commission asset......................    3.7    4.1
           Compensation related.........................    3.2    0.1
           Other........................................    2.5    2.8
                                                         ------  -----
         Total deferred tax assets......................   73.0   76.3
                                                         ------  -----

         Deferred tax liabilities:
           Deferred acquisition costs...................    1.3    1.6
           Net unrealized gain on securities available-
            for-sale....................................   36.0    5.6
           Present value of business in-force...........   54.7   59.3
           Other........................................    0.3    2.9
                                                         ------  -----
         Total deferred tax liabilities.................   92.3   69.4
                                                         ------  -----
         Net deferred tax asset (liability)............. $(19.3) $ 6.9
                                                         ======  =====

Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. In 2002 the Company was able to file as part of the LNC consolidated tax return. Cash paid for Federal income taxes in 2001 and 2000 was $1.2 and $0.9 million, respectively. In 2002 the Company received a $1.3 million refund from the IRS for its 2001 tax return. The Company filed as part of the LNC consolidated tax return in 2002, and because of its net operating loss position (explained below), no cash was paid for 2002.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002 and 2001, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002, or 2001.

At December 31, 2002, the Company had net operating loss carryforwards for Federal income tax purposes of $12.5 million that expire in the year 2013 and $33.5 million of net capital loss carryforwards that expire in years 2004 through 2007. The Company's net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns. Accordingly, the Company believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                                    Year Ended
                                                   December 31
                                                 2002  2001  2000
                                                -----  ----- -----
                                                  (in millions)
                                                ------------------
              Insurance assumed................ $29.9  $36.4 $37.0
              Insurance ceded..................  30.0   31.3  26.9
                                                -----  ----- -----
              Net reinsurance premiums and fees $(0.1) $ 5.1 $10.1
                                                =====  ===== =====

The income statement caption, "Benefits," is net of reinsurance recoveries of $23.4 million; $28.4 million and $15.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        Year Ended
                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
            Balance at beginning-of-year............. $ 43.4  $37.8
            Deferral.................................   31.9   16.0
            Amortization.............................   (8.8)  (4.1)
            Adjustment related to realized losses on
             securities available-for-sale...........    6.1   (5.4)
            Adjustment related to unrealized gains on
             securities available-for-sale...........  (29.8)  (7.1)
            Other....................................    0.1    6.2
                                                      ------  -----
            Balance at end-of-period................. $ 42.9  $43.4
                                                      ======  =====

Net realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $6.3 million, $5.4 million and $1.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $0.4 million, $1.4 million and $0.3 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2002    2001    2000
                                               ------  ------  -----
                                                   (in millions)
                                               ---------------------
          Commissions......................... $ 18.4  $ 14.2  $11.2
          Other volume related expenses.......    6.9     4.2    4.0
          Operating and administrative
           expenses...........................   29.2    27.0   22.8
          Deferral of acquisition costs net of
           amortization.......................  (23.1)  (11.9)  (3.4)
          Restructuring charges...............    0.0     1.0    0.0
          Goodwill amortization...............    0.0     3.0    2.9
          Other intangibles amortization, net
           of unlocking.......................   13.0     9.4   17.0
          Other...............................    3.8     3.3    1.8
                                               ------  ------  -----
          Total............................... $ 48.2  $ 50.2  $56.3
                                               ======  ======  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business included in other intangible assets, is as follows:

                                                  December 31
                                             2002    2001    2000
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $169.3   178.7  $196.8
            Unlocking and transfers........   (3.3)    1.5    (1.1)
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    9.2    10.3    11.2
            Amortization...................  (18.9)  (21.2)  (28.2)
                                            ------  ------  ------
            Balance at end-of-year......... $156.3  $169.3  $178.7
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2002   2001
                                                     ------ ------
                                                     (in millions)
                                                     -------------
             Premium deposit funds.................. $932.0 $859.6
             Undistributed earnings on participating
              business..............................    9.8    4.0
             Other..................................   40.3   37.2
                                                     ------ ------
             Total.................................. $982.1 $900.8
                                                     ====== ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors two types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): a supplemental retirement plan and a salary continuation plan.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, this plan was amended to limit the maximum compensation recognized for benefit payment calculation purposes.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

Lincoln Life & Annuity Company of New York

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                     Year Ended December 31
                                                   -----------------------------
                                                                        Other
                                                                    Postretirement
                                                   Pension Benefits   Benefits
                                                   ---------------  -------------
                                                    2002     2001    2002    2001
                                                    -----   ------  -----   -----
                                                          (in millions)
                                                   -----------------------------
 Change in plan assets:
   Fair value of plan assets at beginning-of-year. $ 1.1    $ 0.3   $  --   $  --
   Transfers of assets............................    --      0.3      --      --
   Actual return on plan assets...................  (0.1)      --      --      --
   Company contributions..........................   0.9      0.5      --      --
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Fair value of plan assets at end-of-year....... $ 1.8    $ 1.1   $  --   $  --
                                                    =====   =====   =====   =====
 Change in benefit obligation:
   Benefit obligation at beginning-of-year........ $ 1.0    $ 0.7   $ 0.5   $ 0.4
   Transfers of benefit obligations...............    --      0.3      --     0.2
   Plan amendments................................    --     (0.4)     --      --
   Service cost...................................   0.3      0.2      --      --
   Interest cost..................................   0.1      0.1     0.1      --
   Plan curtailment gain..........................    --       --      --    (0.2)
   Actuarial losses...............................   0.1      0.1     0.1     0.1
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Benefit obligation at end-of-year.............. $ 1.4    $ 1.0   $ 0.7   $ 0.5
                                                    =====   =====   =====   =====
 Over (under) funded status of the plans.......... $ 0.4    $ 0.1   $(0.7)  $(0.5)
 Unrecognized net actuarial losses................   0.3      0.1     0.1      --
 Unrecognized negative prior service cost.........  (0.3)    (0.4)     --      --
                                                    -----   -----   -----   -----
 Accrued benefit cost............................. $ 0.4    $(0.2)  $(0.6)  $(0.5)
                                                    =====   =====   =====   =====
 Weighted-average assumptions as of December 31:
   Weighted-average discount rate.................  6.50%    7.00%   6.50%   7.00%
   Expected return on plan assets.................  8.25     9.00      --      --
 Rate of increase in compensation:
   Salary continuation plan.......................  5.00     5.00      --      --
   All other plans................................  4.00     4.00    4.00    4.00

In 2002, all plans have projected benefit obligations in excess of plan assets. In, 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were less than $0.1 million, the aggregate accumulated benefit obligations were zero, and the aggregate fair value of plan assets was zero.

Plan assets for the funded employees plans are principally invested in equity and fixed income funds managed by the Company's affiliate, Delaware Management Holdings, Inc.

Lincoln Life & Annuity Company of New York

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                Years Ended December 31
                                           ---------------------------------
                                                                  Other
                                                              Postretirement
                                            Pension Benefits     Benefits
                                           ------------------ --------------
                                            2002   2001  2000 2002 2001 2000
                                           -----  -----  ---- ---- ---- ----
                                                     (in millions)
                                           ---------------------------------
   Service cost........................... $ 0.3  $ 0.2  $0.1 $ -- $ -- $--
   Interest cost..........................   0.1    0.1    --  0.1  0.1  --
   Expected return on plan assets.........  (0.1)  (0.1)   --   --   --  --
   Amortization of prior service cost.....    --     --    --   --   --  --
   Recognized net actuarial (gains) losses    --     --    --   --   --  --
                                           -----  -----  ---- ---- ---- ---
   Net periodic benefit cost.............. $ 0.3  $ 0.2  $0.1 $0.1 $0.1 $--
                                           =====  =====  ==== ==== ==== ===

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption affects the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by less than $0.1 million in each year. The increase in the aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would be less than $0.1 million in each year.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. The Company's expense for the 401 (k) plan amounted to $0.2 million each year in 2002, 2001 and 2000.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company that meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million and less than $0.1 million in 2002 and 2001, respectively. No expense was recorded in 2000. These expenses reflect both the Company's employer matching contributions, as well as changes in the measurement of the Company's liabilities under these plans.

The Company's total liabilities associated with these plans were $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

Incentive Plans
The Company has various incentive plans for employees that provide for the issuance of stock options, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to Company employees are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

Through 2002, the Company recognized compensation expense for LNC stock option grants to Company employees using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to Company employees been determined based on the estimated fair value at the grant dates for awards under those plans, there would be no significant impact on the Company's reported net income for the last three years (2002, 2001 and 2000). The effects on net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years. The fair value of options used as a basis for these disclosures was estimated as of the date of grant using a Black-Scholes option-pricing model.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, the Company will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for Company employees at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
Prices        2002          (Years)       Exercise Price       2002       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30.      4,934           7.0             $25.04           2,260          $25.42
 31- 40       4,000           6.0              39.82           3,000           39.82
 41- 50      11,300           7.8              43.83           4,176           44.18
 51- 60      16,200           8.5              51.79           3,500           50.83
-------      ------                                           ------
$21-$60.     36,434                                           12,936
=======      ======                                           ======

The option price assumptions used for grants to Company employees were as follows:

                                                    Year Ended December 31
                                                     2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.8%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.6%    4.6%   6.6%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.24  $13.33  $7.13

Lincoln Life & Annuity Company of New York

Information with respect to the LNC incentive plans involving stock options granted to Company employees is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- -----------------------
                                              Weighted-Average        Weighted-Average
                                      Shares   Exercise Price  Shares  Exercise Price
                                     -------  ---------------- ------ ----------------
Balance at January 1, 2000..........  30,408       $40.95      14,517      $33.75
Granted-original....................  18,150        24.72
Granted-reloads.....................      --
Exercised (includes shares tendered)      --
Forfeited...........................      --
                                     -------       ------      ------      ------
Balance at December 31, 2000........  48,558       $36.78      17,169      $37.08
                                     =======       ======      ======      ======
Granted-original....................  15,100        43.56
Granted-reloads.....................      --
Exercised (includes shares tendered) (14,949)       51.30
Forfeited...........................  (4,000)       46.91
                                     -------       ------      ------      ------
Balance at December 31, 2001........  44,709       $40.04      19,906      $40.75
                                     =======       ======      ======      ======
Granted-original....................  14,200        52.10
Granted-reloads.....................      --
Exercised (includes shares tendered) (10,025)       50.91
Forfeited........................... (12,450)       44.31
                                     -------       ------      ------      ------
Balance at December 31, 2002........  36,434       $44.38      12,936      $41.69
                                     =======       ======      ======      ======

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.6 million, $19.4 million and $45.8 million for 2002, 2001 and 2000, respectively.

Shareholders' equity as determined in accordance with statutory accounting practices ("Statutory Surplus") for the Company was $234.1 million and $190.6 million for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual (NAIC APPM) in a process referred to as Codification. The revised manual became effective January 1, 2001. The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM has been adopted as a component of prescribed practices by the State of New York, however, upon initial adoption, New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affected the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that statutory reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires statutory reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied for statutory purposes, Statutory Surplus would increase by $2.2 million and $3.4 million and net income would increase by $2.2 million and would decrease $0.3 million at December 31, 2002 and 2001, respectively.

Deferred income tax assets and liabilities are not included in the statutory balance sheet per New York Insurance Law at December 31, 2001. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively for statutory accounting purposes. If these items were recorded, surplus would increase by the same amounts at those dates.

Lincoln Life & Annuity Company of New York

As a result of changes in the New York insurance laws, effective January 1, 2002, deferred federal income taxes are provided pursuant to and consistent with the NAIC APPM.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to Lincoln Life. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2002, 2001 or 2000.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have also been co-insured with other companies to limit the Company's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $72.6 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 47% of such mortgages, or $57.1 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.7 million. Also at December 31, 2002, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities

Lincoln Life & Annuity Company of New York not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2002         2002         2001         2001
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $1,886.1     $1,886.1     $1,617.8     1,617.8
  Derivative instruments......................................         0.5          0.5          0.1         0.1
  Mortgage loans on real estate...............................       121.7        134.3        153.9       157.0
  Policy loans................................................       161.9        174.7        175.0       188.1
  Other investments...........................................         0.3          0.3          0.3         0.3
  Cash and invested cash......................................        15.2         15.2         15.7        15.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (932.0)      (929.9)      (859.6)     (849.0)
  Investment Committments.....................................          --          2.0           --          --

Lincoln Life & Annuity Company of New York

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $36.7 million and $37.4 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

The Company has two business segments: Lincoln Retire-ment (formerly known as the Annuities segment) and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2000 through 2002 is as follows:

                                                                  Year Ended December 31
                                                                 2002      2001      2000
                                                               --------  --------  --------
                                                                       (in millions)
                                                               ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Loss
 on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $    6.7  $    7.5  $    7.1
  Life Insurance..............................................     66.2      66.0      63.9
  Other Operations............................................      0.6       0.2       0.7
                                                               --------  --------  --------
Total......................................................... $   73.5  $   73.7  $   71.7
                                                               ========  ========  ========
Net Investment Income:
  Lincoln Retirement.......................................... $   66.1  $   65.7  $   67.6
  Life Insurance..............................................     68.8      69.1      65.4
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  134.9  $  134.8  $  133.0
                                                               ========  ========  ========
Net Realized Loss on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $   (6.4) $   (3.5) $   (1.5)
  Life Insurance..............................................     (4.9)     (1.1)     (2.5)
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  (11.3) $   (4.6) $   (4.0)
                                                               ========  ========  ========
Income before Federal Income Taxes and
 Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.7  $    5.0  $    5.0
  Life Insurance..............................................     29.2      26.1      20.6
  Other Operations............................................      0.5       0.1       4.6
                                                               --------  --------  --------
Total......................................................... $   30.4  $   31.2  $   30.2
                                                               ========  ========  ========
Federal Income Tax Expense:
  Lincoln Retirement.......................................... $    0.0  $    1.1  $    1.0
  Life Insurance..............................................     10.1      10.1       8.0
  Other Operations............................................      0.2       0.0       1.6
                                                               --------  --------  --------
Total......................................................... $   10.3  $   11.2  $   10.6
                                                               ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.0  $    0.0  $    0.0
  Life Insurance..............................................      0.0      (1.1)      0.0
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $    0.0  $   (1.1) $    0.0
                                                               ========  ========  ========
Net Income:
  Lincoln Retirement.......................................... $    0.7  $    3.9  $    4.1
  Life Insurance..............................................     19.1      15.0      12.6
  Other Operations............................................      0.3       0.0       3.0
                                                               --------  --------  --------
Total Net Income.............................................. $   20.1  $   18.9  $   19.7
                                                               ========  ========  ========
Assets:
  Lincoln Retirement.......................................... $1,422.2  $1,324.3  $1,289.3
  Life Insurance..............................................  1,462.0   1,383.7   1,341.2
  Other Operations............................................     90.8      70.4      95.5
                                                               --------  --------  --------
Total Assets.................................................. $2,975.0  $2,778.4  $2,726.0
                                                               ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by Lincoln Life.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2002      2001
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $1,886.1  $1,617.8
           Cost of securities available-for-sale  1,783.2   1,601.9
                                                 --------  --------
           Unrealized gain......................    102.9      15.9
           Adjustments to deferred acquisition
            costs...............................    (36.9)     (7.1)
           Amounts required to satisfy
            policyholder commitments............     (3.4)      0.0
           Deferred income taxes................    (22.8)     (2.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $    6.0
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                  2002     2001   2000
                                                 -----    -----  -----
                                                    (in millions)
                                                 -------------------
          Unrealized gains on securities
           available-for-sale arising during the
           year................................. $47.7    $24.9  $17.6
          Less: reclassification adjustment for
           losses included in net income (1)....  (6.1)    (1.5)  (4.7)
          Less: Federal income tax expense......  20.0      9.2    7.8
                                                 -----    -----  -----
          Net unrealized gain on securities
           available-for-sale, net of
           reclassification and Federal income
           tax expense.......................... $33.8    $17.2  $14.5
                                                 =====    =====  =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense of $0.0 million and $0.1 million ($0.1 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively and adjustments to deferred amortization costs of $0.0 million and $0.1 million ($0.1 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.


--------------------------------------------------------------------------------
11. Restructuring Charges


During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.


--------------------------------------------------------------------------------
12. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them. The Company paid fees of $8.8 million, $3.1 million and $3.9 million in 2002, 2001 and 2000, respectively.

Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. Prior to 2001, the management of these investments was generally priced on an "at cost" basis. Effective January 1, 2001, substantially all of these investment management services were priced on an arms-length "profit" basis. Under the "profit" pricing standard, DMH receives approximately 0.185% on certain assets under management. The change in pricing for these investment management services impacted the Lincoln Retirement and Life Insurance segments, as well as Other Operations. The Company paid fees of $2.0 million, $2.1 million and $1.4 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $13.5 million, $11.2 million and $20.6 million in 2002, 2001 and 2000, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $4.9 million, $5.7 million and $4.8 million for premiums paid on these contracts in 2002, 2001, and 2000, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.7 million and $4.4 million related to reserve credits taken on these contracts as of December 31, 2002 and 2001, respectively.

As a result of the above transactions, the Company has an intercompany receivable included in other assets of $10.3 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization and, in 2001, the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 27, 2003

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  List of Financial Statements

          1      Part A.
                 The Table of Condensed Financial Information is included in Part A of this Registration Statement.

          2      Part B.
                 The following financial statements for the Variable Account are included in Part B of this Registration Statement:

                 Statement of Assets and Liabilities -- December 31, 2002 Statement of Operations -- Year ended December 31, 2002 Statements of Changes in Net Assets -- Years ended December 31,
                   2002 and 2001
                 Notes to Financial Statements
                 Report of Ernst & Young LLP, Independent Auditors

          3      Part B.
                 The following financial statements of Lincoln Life & Annuity Company of New York are included in Part B of this Registration
                 Statement:

                 Balance Sheets -- December 31, 2002 and 2001
                 Statements of Income -- Years ended December 31, 2002, 2001, and 2000
                 Statements of Shareholder's Equity -- Years ended December 31,
                   2002, 2001, and 2000
                 Statements of Cash Flows -- Years ended December 31, 2002,
                   2001, and 2000
                 Notes to Financial Statements
                 Report of Ernst & Young LLP, Independent Auditors

     (b)  Exhibits


          1 Resolution adopted by the Board of Directors of Lincoln Life & Annuity Company of New York on July 24, 1996 establishing the Lincoln Life & Annuity Variable Annuity Account L of Lincoln Life & Annuity Company of New York is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-10805; 811-07785) filed on August 27, 1996.

          2      Not applicable.

          3(a) Principal Underwriting Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (b) Broker-dealer sales agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

          4(a) Group Variable Annuity I Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (b) Group Variable Annuity II Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (c) Group Variable Annuity III Contract for Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (d) Form of endorsement to Group Annuity Contract and Certificate is incorporated herein by reference to Post-Effective Amendment No. 2 (File Nos. 333-10863; 811-07785) filed on May 1, 1998.

           (e) Form of Group Annuity Endorsement to the Contract is incorporated herein by reference to Post-Effective Amendment No. 5 (File Nos. 333-10805; 811-07785) filed on April 29, 1999.

           (f) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10850; 811-07785) filed on April 16, 2002.

           (g) Section 403(b) Annuity Amendment incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-10850; 811-07785) filed on April 16, 2002.

          5(a) Application for Group Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

           (b) Participant Enrollment Form is incorporated herein by reference to Post-Effective Amendment No. 7 (File Nos. 333-10805; 811-07785) filed on April 14, 2000.

          6 Copy of certificate of incorporation and by-laws of Lincoln Life & Annuity Company of New York is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-10805; 811-07785) filed on August 27, 1996.

          7      Not applicable.

          8(a) Form of Service Agreement between Lincoln Life & Annuity Company of New York and Delaware Management Holdings, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-38007; 811-08441) filed on October 12,
                 1999.

           (b)   Fund Participation Agreement/Amendments for American Century

           (c)   Fund Participation Agreement/Amendments for Baron

           (d)(1)Fund participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (d)(2)Amendment to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Dreyfus Life & Annuity Index Fund Inc., Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc.

           (e)   Fund Participation Agreement/Amendments for Fidelity

           (f)   Fund Participation Agreement/Amendments for Janus

           (g)   Fund Participation Agreement/Amendments for Lincoln VIP Trust.

           (h)   Participation Agreement/Amendments for Neuberger & Berman

           (i)(1)Participation Agreement between Lincoln Life & Annuity Company of New York and T. Rowe Price International Series, Inc. and
                 T. Rowe Price Investment Services, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

           (i)(2)Amendment to Participation Agreement between Lincoln Life & Annuity Company of New York, T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc.

           (j)   Fund Participation Agreement/Amendments for Alliance

           (k)   Fund Participation Agreement/Amendments for American Funds.

           (l)   Fund Participation Agreement/Amendments for Delaware Group

          9 Consent and opinion of Counsel as to the legality of the securities being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on September 30, 1996.

          10(a)  Consent of Ernst & Young LLP, Independent Auditors.

          11     Not applicable.

          12     Not applicable.

          13(a) Schedule for Computation of Performance Quotations is incorporated herein by reference to Post-Effective Amendment No. 1 (File Nos. 333-10805; 811-07785) filed on April 30, 1997.

            (b) Supplement to Schedule for Computation of Performance Quotations is incorporated herein by reference to Post-Effective Amendment No. 2 (File Nos. 333-10863; 811-07785) filed on May 1, 1998.

          14     Not applicable.

          15 Organizational Chart of Lincoln National Life Insurance Holding Company System.

          16     Power of Attorney

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account L, as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.


                                        Positions and Offices with Lincoln Life &
Name                                    Annuity Company of New York
----                                    ------------------------------------------
Lorry J. Stensrud**                     President and Director

John H. Gotta****                       2nd Vice President and Director

Janet Chrzan**                          2nd Vice President and Chief Financial
                                        Officer

J. Patrick Barrett                      Director
  Chairman and CEO
  Carpat Investments
  4605 Watergap
  Manlius, NY  13104

Robert D. Bond**                        Director

Jon A. Bosica***                        Director

Bradley R. Skarie**                     Acting Director of Annuities Compliance

Christine Frederick****                 Director of Life Compliance

Rise C.M. Taylor**                      2nd Vice President

Barbara S. Kowalczyk***                 Director

M. Leanne Lachman                       Director
  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue--46th Floor
  New York, NY  10019

Louis G. Marcoccia                      Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY  13244-5300

Gary W. Parker****                      2nd Vice President and Director

John M. Pietruski                       Director
  One Penn Plaza
  Suite 3408
  New York, NY  10119

Ron J. Ponder                           Director
  Executive Vice President and CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way T2-2G4
  Thousand Oaks, CA 91362

Mark E. Reynolds**                      Director

Robert O. Sheppard*                     2nd Vice President and General Counsel

Eldon J. Summers**                      Treasurer

Richard C. Vaughan***                   Director

C. Suzanne Womack***                    Secretary

----------------------------


*      Principal business address is 100 Madison Street, Suite 1860, Syracuse,
       NY 13202

**     Principal business address is 1300 S. Clinton Street, Fort Wayne, IN
       46801

*** Principal business address is Center Square, West Tower, 1500 Market Street -- Suite 3900, Philadelphia, PA 19102-2112

****   Principal business address is 350 Church Street, Hartford, CT 06103

Item 26. Persons Controlled by or Under Common Control with Lincoln Life & Annuity Company of New York ("LLANY") or the Lincoln Life & Annuity Variable Annuity Account L.

Lincoln Life & Annuity Variable Annuity Account L is a separate account of LLANY and may be deemed to be controlled by LLANY although LLANY will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.

See Exhibit 15: The Organizational Chart of Lincoln National Life Insurance Holding Company System.

Item 27.  Number of Contractholders


As of February 28, 2003, Registrant had 215 Contractholders.


Item 28.  Indemnification

Under the Participation Agreements entered into between LLANY and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, and T. Rowe Price (the "Funds"), LLANY and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify LLANY against any liability, loss, damages, costs or expenses which LLANY may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a) Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance.

(b) OFFICERS AND DIRECTORS


Robert W. Dineen*          President, Chief Executive Officer and Director
Randy Bailin**             Vice President
Lucy D. Gase***            Vice President, Assistant Secretary and Director
Matthew Lynch**            Senior Vice President, Chief Financial Officer, and
                           Director
Cynthia A. Rose****        Secretary
Eldon J. Summers****       Treasurer
J. Michael Hemp*****       Director

* Principal business address of each person is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682
** Principal business address of each person is 350 Church Street, Hartford, CT 06103
*** Principal business address of each person is 1300 S. Clinton Street, Suite 150, Fort Wayne, IN 46802
**** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802
***** Principal business address of each person is 18383 Preston Road, Suite
      230, Dallas, TX 75242-5499


(c)  N/A

Item 30.  Location of Accounts and Records



All accounts, books, and other documents required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Delaware Management Holdings Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 to provide accounting services for the VAA.



Item 31.  Management Services

None


Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

(e) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No.11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 16th day of April, 2003.

                               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L (Registrant)
                               Group Variable Annuity

                               By: /s/ Samuel S. Parkison
                                  ----------------------------------------------
                                  Samuel S. Parkison
                                  2nd Vice President

                               LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                    (Depositor)

                               By: /s/ Rise' C. M. Taylor
                                  ----------------------------------------------
                                  Rise' C. M. Taylor
                                  (Signature-Officer of Depositor)
                                  2nd Vice President
                                  (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 16, 2003.

Signature                                    Title
---------                                    -----
*                                            President and Director
--------------------------------             (Principal Executive Officer)
Lorry J. Stensrud

*                                            2nd Vice President and Chief
--------------------------------             Financial Officer
Janet Chrzan                                 (Principal Accounting Officer and
                                             Principal Financial Officer)

*                                            2nd Vice President and Director
--------------------------------
John H. Gotta

*                                            2nd Vice President and Director
--------------------------------
Gary W. Parker

*                                            Director
--------------------------------
J. Patrick Barrett

*                                            Director
--------------------------------
Robert D. Bond

*                                            Director
--------------------------------
Jon A. Boscia

*                                            Director
--------------------------------
M. Leanne Lachman

*                                            Director
--------------------------------
Louis G. Marcoccia

*                                            Director
--------------------------------
Ron J. Ponder

*                                            Director
--------------------------------
John M. Pietruski

*                                            Director
--------------------------------
Barbara S. Kowalczyk

*                                            Director
--------------------------------
Richard C. Vaughan

*                                            Director
--------------------------------
Mark E. Reynolds


*By  /s/ Rise' C. M. Taylor                  Pursuant to a Power of Attorney
   -----------------------------
    Rise' C. M. Taylor